UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan Afifi First Eagle Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2014, is filed herewith.

FIRST EAGLE

Global Fund

Consolidated Schedule of Investments • Period Ended January 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 72.53%

U.S. Common Stocks — 32.57%

Consumer Discretionary 2.82%
14,258,241	Comcast Corporation, Class ‘A’	$231,978,591	$746,418,916
6,208,490	Omnicom Group, Inc.	186,093,077	450,612,204
3,992,318	H&R Block, Inc.	67,554,206	121,366,467
2,485	JG Boswell Company	573,840	2,199,225
182,756	St. John Knits International, Inc. (a)(b)	3,127,408	990,538
33,892	Mills Music Trust (b)(c)	1,015,863	882,887
		490,342,985	1,322,470,237
Consumer Staples 2.25%
16,111,243	Sysco Corporation	454,492,895	565,182,405
3,258,980	Colgate-Palmolive Company	125,309,063	199,547,345
3,316,229	Lorillard, Inc.	110,562,846	163,224,791
1,693,404	Wal-Mart Stores, Inc.	82,465,011	126,463,411
		772,829,815	1,054,417,952
Energy 2.59%
6,224,163	ConocoPhillips	250,797,600	404,259,387
5,498,448	Devon Energy Corporation	312,965,847	325,618,091
4,008,355	National Oilwell Varco, Inc.	309,893,441	300,666,708
1,442,501	Apache Corporation	90,693,920	115,775,130
3,908,035	San Juan Basin Royalty Trust (c)	138,744,050	68,117,050
		1,103,094,858	1,214,436,366
Financials 8.04%
18,029,846	Bank of New York Mellon Corporation	455,688,930	576,233,878
5,480,659	American Express Company	226,378,297	465,965,628
2,714	Berkshire Hathaway, Inc., Class ‘A’ (a)	218,995,900	460,055,296
9,693,682	BB&T Corporation	245,863,323	362,640,644
6,804,202	Cincinnati Financial Corporation	170,308,782	329,663,587
7,819,459	U.S. Bancorp	192,949,644	310,667,106
9,921,397	Weyerhaeuser Company, REIT	154,182,567	296,451,342
5,719,208	Plum Creek Timber Company, Inc., REIT	212,342,604	246,326,288
4,386,051	WR Berkley Corporation	117,583,057	170,003,337
743,437	Visa, Inc., Class ‘A’	53,618,674	160,158,633
2,024,060	Mastercard, Inc., Class ‘A’	40,702,513	153,180,861
2,858,553	Rayonier, Inc., REIT	27,837,041	126,519,556
299,496	Alleghany Corporation (a)	114,850,390	111,511,346

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 32.57% — (continued)

Financials 8.04% — (continued)
277,374	First American Financial Corporation	$6,437,306	$7,189,534
		2,237,739,028	3,776,567,036
Health Care 0.88%
3,728,870	WellPoint, Inc.	190,623,058	320,682,820
1,059,980	Johnson & Johnson	59,610,843	93,776,431
		250,233,901	414,459,251
Industrials 4.79%
13,051,511	Cintas Corporation (c)	438,387,413	744,849,733
4,069,880	3M Company	315,646,157	521,717,917
2,912,738	Northrop Grumman Corporation	171,493,693	336,566,876
2,319,923	Alliant Techsystems, Inc. (c)	169,039,622	333,372,935
2,066,104	Lockheed Martin Corporation	144,573,784	311,795,755
		1,239,140,669	2,248,303,216
Information Technology 8.78%
22,706,515	Oracle Corporation	673,138,684	837,870,404
21,967,680	Microsoft Corporation	566,099,741	831,476,688
29,925,243	Cisco Systems, Inc.	492,328,621	655,662,074
25,513,889	Intel Corporation	489,116,783	626,110,836
8,019,789	Linear Technology Corporation	227,165,656	357,201,402
282,275	Google, Inc., Class ‘A’ (a)	149,382,648	333,358,307
6,528,186	Teradata Corporation (a)	280,941,744	268,439,008
2,135,632	Automatic Data Processing, Inc.	76,756,211	163,589,411
1,137,229	NetApp, Inc.	36,048,305	48,150,276
		2,990,978,393	4,121,858,406
Materials 1.66%
4,056,879	Vulcan Materials Company	200,596,336	250,431,141
4,172,577	Scotts Miracle-Gro Company, Class ‘A’ (c)	182,102,946	247,809,348
1,752,640	Martin Marietta Materials, Inc.	155,134,877	191,055,286
811,480	Deltic Timber Corporation (c)	39,544,384	52,186,279
1,780,037	Newmont Mining Corporation	45,037,176	38,448,799
		622,415,719	779,930,853
Utilities 0.76%
3,760,485	IDACorp, Inc. (c)	124,066,738	198,290,374
2,491,660	Entergy Corporation	164,249,120	157,049,330
		288,315,858	355,339,704
Total U.S. Common Stocks		9,995,091,226	15,287,783,021

International Common Stocks — 39.96%

Australia 0.67%
37,126,221	Newcrest Mining Limited	792,366,434	313,538,340

Austria 0.31%
3,351,094	OMV AG	136,201,591	145,079,765

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 39.96% — (continued)

Belgium 0.54%
2,788,865	Groupe Bruxelles Lambert SA	$234,732,253	$252,085,065

Bermuda 0.53%
4,676,071	Jardine Matheson Holdings Limited	236,801,754	250,543,884

Canada 5.12%
17,094,513	Cenovus Energy, Inc.	485,713,644	447,021,515
13,592,100	Canadian Natural Resources Limited	391,636,304	445,686,637
16,009,475	Goldcorp, Inc.	535,969,039	398,475,833
9,130,439	Potash Corporation of Saskatchewan, Inc.	351,228,590	285,965,349
12,939,710	Barrick Gold Corporation	236,771,269	249,477,609
7,419,204	Agnico-Eagle Mines Limited	234,920,569	230,886,295
46,369,306	Kinross Gold Corporation	233,661,066	212,371,421
17,645,244	Penn West Petroleum Limited	273,529,232	131,809,973
1,008,427	Catalyst Paper Corporation (a)(b)(c)	17,346	1,991,955
		2,743,447,059	2,403,686,587
France 6.02%
8,173,304	Total SA	410,712,046	466,727,841
10,735,807	Bouygues SA	391,146,130	411,069,533
4,179,227	Sanofi	323,385,924	410,338,760
3,330,779	Sodexo	88,582,313	328,336,362
6,144,333	Compagnie de Saint-Gobain	257,667,236	322,897,459
9,014,634	Carrefour SA	370,611,753	310,698,521
2,044,437	Neopost SA (c)	184,799,958	173,436,132
7,365,527	Société Télévision Francaise 1	105,128,485	136,094,193
921,669	Wendel SA	19,716,342	125,051,286
1,401,821	Legrand SA	47,735,245	74,462,672
157,260	Robertet SA (c)	20,623,058	35,422,234
42,252	Robertet SA CI (b)(d)(e)	800,508	6,724,260
385,000	Sabeton SA (c)	4,841,233	6,750,241
104,457	Gaumont SA	6,087,824	5,917,006
12,000,000	FINEL (a)(b)(c)(d)(f)(g)	0	5,826,382
69,500	NSC Groupe (b)(c)	12,298,421	5,604,393
		2,244,136,476	2,825,357,275
Germany 1.93%
7,775,691	HeidelbergCement AG	424,710,748	579,410,656
2,900,292	Daimler AG	128,173,845	243,029,101
693,440	Fraport AG	20,976,007	51,316,739
773,684	Hornbach Baumarkt AG	21,504,161	31,304,017
		595,364,761	905,060,513
Hong Kong 0.33%
12,693,580	Guoco Group Limited	115,086,260	153,278,436
12,785,004	City e-Solutions Limited (a)(b)	577,577	3,211,154
		115,663,837	156,489,590

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 39.96% — (continued)

Ireland 0.56%
10,094,915	CRH PLC	$175,024,030	$260,707,722

Israel 0.27%
15,719,757	Israel Chemicals Limited	156,830,538	128,769,839

Italy 0.46%
18,139,395	Italcementi S.p.A. RSP	249,186,230	92,965,455
4,682,069	Italcementi S.p.A.	86,201,872	46,223,635
1,734,972	Italmobiliare S.p.A. RSP (a)	121,356,934	37,439,294
1,021,137	Italmobiliare S.p.A. (a)	107,360,738	38,327,670
		564,105,774	214,956,054
Japan 14.09%
1,647,090	Keyence Corporation	296,727,617	685,306,801
2,512,956	SMC Corporation	271,572,000	640,106,488
11,121,730	Secom Company Limited	504,039,784	634,625,486
10,093,100	KDDI Corporation	320,823,747	563,581,634
3,169,600	Fanuc Corporation	295,828,491	520,252,442
8,084,860	Astellas Pharma, Inc.	323,342,656	506,283,002
4,668,990	Shimano, Inc. (c)	74,436,350	417,225,004
14,298,940	Hoya Corporation	305,848,299	397,884,765
14,917,300	NKSJ Holdings, Inc.	402,645,728	395,818,736
14,618,720	MS&AD Insurance Group Holdings	356,085,457	345,114,541
2,195,100	Hirose Electric Company Limited (c)	230,964,207	311,744,162
11,939,880	Mitsubishi Estate Company Limited	205,947,588	297,416,018
2,555,700	Ono Pharmaceutical Company Limited	102,994,965	223,376,735
4,274,630	Nissin Foods Holdings Company Limited	152,059,580	186,390,101
4,484,910	Nomura Research Institute Limited	92,604,811	148,589,805
4,108,160	MISUMI Group, Inc.	65,125,201	119,380,709
3,526,280	Chofu Seisakusho Company Limited (c)	64,322,538	79,209,284
5,147,000	T. Hasegawa Company Limited (c)	79,849,658	72,089,234
924,660	Shin-Etsu Chemical Company Limited	43,043,581	52,156,363
1,292,600	Seikagaku Corporation	13,115,031	19,445,299
		4,201,377,289	6,615,996,609
Malaysia 0.11%
38,387,745	Genting Malaysia Berhad	32,134,614	50,013,617

Mexico 1.82%
16,713,544	Grupo Televisa S.A.B., ADR	327,870,823	485,695,589
17,363,483	Fresnillo PLC	235,978,628	219,644,592
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	148,921,592
		571,188,774	854,261,773
Netherlands 0.30%
16,199,448	TNT Express NV	164,536,124	142,930,844

Singapore 0.04%
13,467,250	ComfortDelGro Corporation Limited	3,279,184	20,410,518

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 39.96% — (continued)

South Africa 0.77%
16,836,513	AngloGold Ashanti Limited, ADR	$269,094,862	$246,486,550
25,019,071	Gold Fields Limited, ADR	233,463,377	87,066,367
7,244,095	Harmony Gold Mining Company Limited, ADR	60,420,454	20,862,994
1,307,180	Sibanye Gold Limited, ADR	5,803,143	7,542,429
		568,781,836	361,958,340
South Korea 0.85%
3,898,597	KT&G Corporation	216,376,344	275,726,438
51,900	Lotte Confectionery Company Limited	21,157,499	90,189,191
39,989	Namyang Dairy Products Company Limited (c)	7,325,466	32,653,231
		244,859,309	398,568,860
Spain 0.48%
3,248,960	Red Electrica Corporation SA	162,616,258	227,462,912

Sweden 0.64%
5,939,940	Investor AB, Class ‘A’	116,378,542	188,133,460
3,394,798	Investor AB, Class ‘B’	63,888,333	109,957,587
		180,266,875	298,091,047
Switzerland 1.64%
5,091,560	Nestlé SA	146,056,200	369,519,272
4,327,670	Pargesa Holding SA	272,881,781	348,447,482
388,803	Kuehne & Nagel International AG	7,503,142	51,674,584
		426,441,123	769,641,338
Thailand 0.34%
30,774,000	Bangkok Bank PCL, NVDR	101,677,619	159,883,096

United Kingdom 2.14%
7,175,381	Berkeley Group Holdings PLC (c)	86,127,761	305,152,154
62,985,553	WM Morrison Supermarkets PLC	279,065,348	248,396,939
7,387,420	GlaxoSmithKline PLC	140,774,624	189,934,817
4,355,040	Willis Group Holdings PLC	119,957,625	187,528,022
3,052,693	Anglo American PLC	74,109,213	72,063,046
		700,034,571	1,003,074,978
Total International Common Stocks		15,351,868,083	18,758,568,566
Total Common Stocks		25,346,959,309	34,046,351,587

International Preferred Stock — 0.30%

Germany 0.30%
1,754,484	Hornbach Holding AG	63,837,360	141,266,422

Warrant — 0.23%

United States — 0.23%
5,806,899	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	75,108,859	105,917,837

OUNCES

Commodity — 4.28%
1,614,138	Gold bullion (a)	1,465,852,411	2,009,731,159

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

Notes and Bonds — 0.28%

U.S. Corporate Bond 0.01%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	$4,798,543	$5,138,980

International Notes and Bonds — 0.27%

International Corporate Notes and Bonds — 0.22%

Canada 0.03%
17,593,454 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (h)	17,593,454	14,250,698

France 0.16%
15,000,000 EUR	Emin Leydier SA FRN 8.259% due 07/31/16 (b)(d)(f)(h)	21,369,283	20,230,493
17,256,032 EUR	FINEL 9.50% due 06/30/17 (b)(d)(f)(h)	21,555,398	17,454,901
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	13,085,753	17,226,939
10,000,000 EUR	Wendel SA 4.875% due 09/21/15	12,375,152	14,204,908
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	3,525,260	5,015,476
		71,910,846	74,132,717
Norway 0.03%
5,500,000 USD	Den Norske Bank ASA FRN 0.625% due 08/29/14 (b)(i)	3,997,780	3,575,000
3,170,000 USD	Den Norske Creditbank FRN 0.487% due 05/30/14 (b)(i)	2,125,448	2,098,540
3,500,000 USD	Den Norske Creditbank FRN 0.543% due 08/29/14 (b)(i)	2,672,452	2,244,375
10,000,000 USD	Nordea Bank Norge ASA FRN 0.539% due 05/21/14 (b)(i)	7,037,194	6,500,000
		15,832,874	14,417,915
Total International Corporate Notes and Bonds		105,337,174	102,801,330

International Government Bond — 0.05%

South Korea 0.05%
25,708,830,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (j)	24,511,695	24,719,436
Total International Notes and Bonds		129,848,869	127,520,766
Total Notes and Bonds		134,647,412	132,659,746

Commercial Paper — 22.38%

International Commercial Paper — 8.74%

Australia 0.37%
28,699,000 USD	Telstra Corporation Limited 0.15% due 02/04/14	28,698,641	28,698,641

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.74% — (continued)

Australia 0.37% — (continued)
31,295,000 USD	Telstra Corporation Limited 0.15% due 02/12/14	$31,293,566	$31,293,566
39,515,000 USD	Telstra Corporation Limited 0.15% due 04/22/14	39,501,829	39,498,021
55,321,000 USD	Telstra Corporation Limited 0.15% due 04/23/14	55,302,329	55,296,808
17,910,000 USD	Telstra Corporation Limited 0.16% due 02/04/14	17,909,761	17,909,761

Canada 0.64%
18,202,000 USD	Potash Corporation of Saskatchewan, Inc. 0.23% due 02/13/14	18,200,604	18,200,604
18,731,000 USD	Suncor Energy, Inc. 0.22% due 02/04/14	18,730,657	18,730,657
32,639,000 USD	Suncor Energy, Inc. 0.22% due 03/04/14	32,632,817	32,632,817
28,646,000 USD	Suncor Energy, Inc. 0.22% due 03/18/14	28,638,122	28,638,122
28,525,000 USD	Suncor Energy, Inc. 0.23% due 04/03/14	28,513,883	28,511,639
34,926,000 USD	Suncor Energy, Inc. 0.24% due 02/19/14	34,921,809	34,921,809
15,776,000 USD	Suncor Energy, Inc. 0.24% due 04/23/14	15,767,481	15,765,507
35,932,000 USD	Suncor Energy, Inc. 0.25% due 03/04/14	35,924,265	35,924,265
26,100,000 USD	Suncor Energy, Inc. 0.25% due 03/12/14	26,092,931	26,092,931
38,452,000 USD	Total Capital Limited 0.07% due 04/17/14	38,446,393	38,438,146
25,320,000 USD	Total Capital Limited 0.08% due 03/31/14	25,316,736	25,316,736

France 1.27%
10,507,000 USD	GDF Suez SA 0.17% due 04/07/14	10,503,775	10,503,609
14,700,000 USD	GDF Suez SA 0.17% due 04/08/14	14,695,418	14,695,158
35,656,000 USD	GDF Suez SA 0.20% due 04/04/14	35,643,718	35,645,207
32,090,000 USD	GDF Suez SA 0.20% due 04/22/14	32,075,738	32,076,211
38,424,000 USD	GDF Suez SA 0.21% due 03/03/14	38,417,276	38,417,276
47,670,000 USD	GDF Suez SA 0.21% due 03/18/14	47,657,487	47,657,487
13,546,000 USD	GDF Suez SA 0.22% due 02/11/14	13,545,172	13,545,172
81,598,000 USD	Sanofi 0.06% due 02/06/14	81,597,320	81,597,320

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.74% — (continued)

France 1.27% — (continued)
38,424,000 USD	Sanofi 0.09% due 03/07/14	$38,420,734	$38,420,734
36,405,000 USD	Électricité de France SA 0.10% due 03/14/14	36,400,854	36,400,854
38,563,000 USD	Électricité de France SA 0.10% due 03/17/14	38,558,287	38,558,287
53,896,000 USD	Électricité de France SA 0.13% due 02/28/14	53,890,745	53,890,745
85,735,000 USD	Électricité de France SA 0.14% due 03/07/14	85,723,664	85,723,664
19,351,000 USD	Électricité de France SA 0.14% due 03/17/14	19,347,689	19,347,689
9,721,000 USD	Électricité de France SA 0.14% due 04/08/14	9,718,505	9,717,255
38,413,000 USD	Électricité de France SA 0.14% due 04/15/14	38,402,095	38,396,102

Germany 0.81%
40,799,000 USD	BASF AG 0.09% due 03/20/14	40,794,206	40,794,206
40,420,000 USD	BASF AG 0.10% due 03/20/14	40,414,723	40,414,723
40,420,000 USD	BASF AG 0.10% due 03/27/14	40,413,937	40,413,937
77,748,000 USD	Siemens Company 0.10% due 03/20/14	77,737,850	77,737,850
103,649,000 USD	Siemens Company 0.10% due 03/24/14	103,634,316	103,634,316
25,945,000 USD	Siemens Company 0.10% due 03/31/14	25,940,820	25,940,820
49,501,000 USD	Siemens Company 0.12% due 03/26/14	49,492,255	49,492,255

Italy 0.47%
28,906,000 USD	Eni S.p.A. 0.26% due 04/10/14	28,891,804	28,892,206
39,439,000 USD	Eni S.p.A. 0.30% due 04/02/14	39,419,280	39,422,893
19,720,000 USD	Eni S.p.A. 0.30% due 04/03/14	19,709,976	19,711,781
40,200,000 USD	Eni S.p.A. 0.31% due 02/21/14	40,193,077	40,193,077
38,563,000 USD	Eni S.p.A. 0.32% due 03/21/14	38,546,546	38,546,546
36,862,000 USD	Eni S.p.A. 0.32% due 04/03/14	36,842,013	36,846,636
17,612,000 USD	Eni S.p.A. 0.37% due 02/05/14	17,611,295	17,611,295

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.74% — (continued)

Japan 0.45%
40,045,000 USD	Honda Corporation 0.08% due 03/19/14	$40,040,907	$40,040,907
35,630,000 USD	Honda Corporation 0.09% due 03/18/14	35,625,992	35,625,992
35,575,000 USD	Honda Corporation 0.10% due 02/19/14	35,573,221	35,573,221
19,747,000 USD	Honda Corporation 0.10% due 03/06/14	19,745,190	19,745,190
29,183,000 USD	Honda Corporation 0.10% due 03/07/14	29,180,244	29,180,244
18,239,000 USD	Honda Corporation 0.10% due 03/10/14	18,237,125	18,237,125
17,463,000 USD	Mitsui & Company Limited 0.13% due 02/03/14	17,462,874	17,462,874
14,328,000 USD	Sumitomo Corporation 0.18% due 02/13/14	14,327,140	14,327,140

Switzerland 1.71%
36,405,000 USD	ABB Limited 0.11% due 02/14/14	36,403,554	36,403,554
42,787,000 USD	ABB Limited 0.14% due 03/19/14	42,779,346	42,779,346
33,684,000 USD	Nestlé SA 0.04% due 02/03/14	33,683,925	33,683,925
13,825,000 USD	Nestlé SA 0.05% due 03/21/14	13,824,078	13,824,078
47,327,000 USD	Nestlé SA 0.05% due 04/14/14	47,322,267	47,321,340
13,381,000 USD	Nestlé SA 0.06% due 03/17/14	13,380,019	13,380,019
57,619,000 USD	Nestlé SA 0.06% due 04/02/14	57,613,238	57,614,022
38,563,000 USD	Nestlé SA 0.06% due 04/04/14	38,559,015	38,559,491
55,314,000 USD	Nestlé SA 0.07% due 02/04/14	55,313,677	55,313,677
73,960,000 USD	Nestlé SA 0.08% due 02/12/14	73,958,192	73,958,192
40,144,000 USD	Nestlé SA 0.09% due 02/10/14	40,143,097	40,143,097
25,483,000 USD	Nestlé SA 0.09% due 04/14/14	25,478,413	25,479,952
55,216,000 USD	Nestlé SA 0.10% due 02/07/14	55,215,080	55,215,080
32,335,000 USD	Roche Holdings, Inc. 0.05% due 04/02/14	32,332,305	32,327,275
34,906,000 USD	Roche Holdings, Inc. 0.06% due 04/02/14	34,902,509	34,897,661

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.74% — (continued)

Switzerland 1.71% — (continued)
34,906,000 USD	Roche Holdings, Inc. 0.06% due 04/03/14	$34,902,451	$34,897,462
50,000,000 USD	Roche Holdings, Inc. 0.07% due 04/21/14	49,992,320	49,982,220
39,439,000 USD	Roche Holdings, Inc. 0.07% due 04/22/14	39,432,865	39,424,715
50,000,000 USD	Roche Holdings, Inc. 0.07% due 04/23/14	49,992,125	49,981,550
25,943,000 USD	Roche Holdings, Inc. 0.07% due 04/24/14	25,938,864	25,933,250

United Kingdom 3.02%
38,444,000 USD	AstraZeneca PLC 0.07% due 03/11/14	38,441,159	38,441,159
55,293,000 USD	AstraZeneca PLC 0.07% due 03/21/14	55,287,839	55,287,839
35,820,000 USD	AstraZeneca PLC 0.08% due 02/10/14	35,819,284	35,819,284
38,821,000 USD	AstraZeneca PLC 0.08% due 02/18/14	38,819,533	38,819,533
80,861,000 USD	AstraZeneca PLC 0.08% due 02/24/14	80,856,867	80,856,867
27,945,000 USD	AstraZeneca PLC 0.08% due 03/12/14	27,942,578	27,942,578
30,808,000 USD	AstraZeneca PLC 0.08% due 03/17/14	30,804,988	30,804,988
39,515,000 USD	AstraZeneca PLC 0.08% due 04/24/14	39,507,799	39,500,150
43,238,000 USD	AstraZeneca PLC 0.08% due 04/30/14	43,229,544	43,219,935
58,054,000 USD	BP Capital Markets PLC 0.06% due 02/03/14	58,053,807	58,053,807
28,563,000 USD	BP Capital Markets PLC 0.06% due 02/05/14	28,562,810	28,562,810
30,730,000 USD	BP Capital Markets PLC 0.06% due 02/20/14	30,729,027	30,729,027
16,089,000 USD	BP Capital Markets PLC 0.07% due 02/03/14	16,088,937	16,088,937
57,765,000 USD	Centrica PLC 0.23% due 03/03/14	57,753,928	57,753,928
15,404,000 USD	Centrica PLC 0.23% due 03/07/14	15,400,654	15,400,654
50,000,000 USD	Centrica PLC 0.23% due 03/11/14	49,987,861	49,987,861
58,800,000 USD	Centrica PLC 0.23% due 03/13/14	58,784,973	58,784,973
25,660,000 USD	Royal Dutch Shell PLC 0.04% due 02/21/14	25,659,430	25,659,430

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 8.74% — (continued)

United Kingdom 3.02% — (continued)
67,512,000 USD	Royal Dutch Shell PLC 0.05% due 03/21/14	$67,507,499	$67,507,499
53,619,000 USD	Royal Dutch Shell PLC 0.06% due 02/07/14	53,618,464	53,618,464
108,979,000 USD	Royal Dutch Shell PLC 0.08% due 02/20/14	108,974,399	108,974,399
56,589,000 USD	Royal Dutch Shell PLC 0.08% due 02/21/14	56,586,485	56,586,485
9,809,000 USD	Royal Dutch Shell PLC 0.08% due 02/25/14	9,808,477	9,808,477
120,718,000 USD	Royal Dutch Shell PLC 0.09% due 02/18/14	120,712,870	120,712,870
38,821,000 USD	Royal Dutch Shell PLC 0.09% due 02/19/14	38,819,253	38,819,253
51,118,000 USD	Vodafone Group PLC 0.26% due 03/04/14	51,106,555	51,106,555
75,619,000 USD	Vodafone Group PLC 0.26% due 03/06/14	75,600,978	75,600,978
49,354,000 USD	Vodafone Group PLC 0.26% due 03/10/14	49,340,812	49,340,812
55,314,000 USD	Vodafone Group PLC 0.26% due 03/11/14	55,298,819	55,298,819
Total International Commercial Paper		4,100,598,061	4,100,516,311

U.S. Commercial Paper — 13.64%
$55,992,000	3M Company 0.03% due 02/19/14	55,991,160	55,991,160
37,773,000	3M Company 0.04% due 03/13/14	37,771,321	37,771,321
16,608,000	3M Company 0.04% due 03/17/14	16,607,188	16,607,188
8,453,000	3M Company 0.04% due 03/19/14	8,452,568	8,452,568
12,674,000	3M Company 0.04% due 03/20/14	12,673,338	12,673,338
11,344,000	3M Company 0.04% due 03/24/14	11,343,357	11,343,357
26,351,000	Abbott Laboratories 0.07% due 02/04/14	26,350,846	26,350,846
25,813,000	Abbott Laboratories 0.09% due 03/06/14	25,810,870	25,810,870
19,562,000	Abbott Laboratories 0.09% due 03/07/14	19,560,337	19,560,337
66,926,000	Abbott Laboratories 0.09% due 03/10/14	66,919,809	66,919,809
16,143,000	Abbott Laboratories 0.09% due 03/14/14	16,141,345	16,141,345
49,977,000	Abbott Laboratories 0.09% due 04/01/14	49,969,628	49,969,628
69,318,000	Abbott Laboratories 0.10% due 03/14/14	69,310,105	69,310,105
55,942,000	Abbott Laboratories 0.10% due 04/01/14	55,932,832	55,932,832
32,639,000	Abbott Laboratories 0.10% due 04/04/14	32,633,379	32,636,030
18,202,000	Abbott Laboratories 0.10% due 04/14/14	18,198,360	18,199,823
35,205,000	BHP Billiton Finance USA Limited 0.08% due 02/05/14	35,204,687	35,204,687
15,481,000	Block Financial LLC 0.28% due 02/07/14	15,480,278	15,480,278
19,106,000	Campbell Soup Company 0.20% due 02/24/14	19,103,559	19,103,559
57,844,000	Caterpillar Financial Services Company 0.10% due 04/15/14	57,832,271	57,829,377
31,671,000	Celgene Corporation 0.26% due 03/14/14	31,661,622	31,661,622
52,390,000	Celgene Corporation 0.28% due 02/21/14	52,381,850	52,381,850

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.64% — (continued)
$30,219,000	Celgene Corporation 0.28% due 04/11/14	$30,202,782	$30,202,549
32,199,000	Chevron Corporation 0.05% due 02/06/14	32,198,776	32,198,776
37,018,000	Chevron Corporation 0.06% due 03/19/14	37,015,162	37,015,162
55,077,000	Chevron Corporation 0.07% due 02/11/14	55,075,929	55,075,929
35,704,000	Chevron Corporation 0.07% due 03/17/14	35,700,945	35,700,945
128,697,000	Chevron Corporation 0.08% due 02/13/14	128,693,568	128,693,568
29,000,000	Chevron Corporation 0.08% due 02/20/14	28,998,776	28,998,776
66,243,000	Chevron Corporation 0.09% due 03/04/14	66,237,866	66,237,866
92,386,000	Chevron Corporation 0.09% due 03/05/14	92,378,609	92,378,609
38,821,000	Church & Dwight Company, Inc. 0.28% due 02/20/14	38,815,263	38,815,263
21,394,000	Cisco Systems, Inc. 0.07% due 03/19/14	21,392,086	21,392,086
35,656,000	Cisco Systems, Inc. 0.07% due 03/20/14	35,652,741	35,652,741
41,964,000	Coca-Cola Company 0.09% due 04/03/14	41,957,601	41,958,146
36,633,000	Coca-Cola Company 0.10% due 02/10/14	36,632,084	36,632,084
19,023,000	Coca-Cola Company 0.10% due 02/18/14	19,022,102	19,022,102
33,684,000	Coca-Cola Company 0.10% due 02/19/14	33,682,316	33,682,316
53,619,000	Coca-Cola Company 0.10% due 03/05/14	53,614,234	53,614,234
38,444,000	Coca-Cola Company 0.10% due 04/25/14	38,435,137	38,435,389
51,607,000	Coca-Cola Company 0.11% due 04/21/14	51,594,543	51,596,333
36,862,000	Coca-Cola Company 0.11% due 04/22/14	36,852,989	36,854,204
35,205,000	Coca-Cola Company 0.12% due 03/19/14	35,199,602	35,199,602
35,746,000	Coca-Cola Company 0.13% due 04/10/14	35,737,222	35,740,109
34,309,000	Coca-Cola Company 0.13% due 04/11/14	34,300,451	34,303,195
21,287,000	Colgate-Palmolive Company 0.05% due 02/06/14	21,286,852	21,286,852
21,342,000	ConocoPhillips 0.08% due 03/03/14	21,340,577	21,340,577
25,583,000	ConocoPhillips 0.10% due 04/21/14	25,577,386	25,577,712
55,858,000	ConocoPhillips 0.11% due 04/17/14	55,845,199	55,847,270
15,395,000	ConocoPhillips 0.12% due 03/24/14	15,392,383	15,392,383
19,222,000	Corning, Inc. 0.17% due 03/13/14	19,218,369	19,218,369
24,479,000	Corning, Inc. 0.18% due 03/11/14	24,474,349	24,474,349
28,563,000	Corning, Inc. 0.18% due 03/12/14	28,557,430	28,557,430
23,709,000	Deere & Company 0.07% due 02/10/14	23,708,585	23,708,585
11,563,000	Deere & Company 0.08% due 02/27/14	11,562,332	11,562,332
15,105,000	Devon Energy Corporation 0.22% due 02/03/14	15,104,815	15,104,815
14,328,000	Devon Energy Corporation 0.22% due 02/10/14	14,327,212	14,327,212
12,446,000	Devon Energy Corporation 0.22% due 02/13/14	12,445,087	12,445,087
31,115,000	Devon Energy Corporation 0.22% due 02/14/14	31,112,528	31,112,528
19,351,000	Diageo Capital PLC 0.27% due 02/25/14	19,347,517	19,347,517
37,773,000	Dominion Resources, Inc. 0.23% due 02/21/14	37,768,173	37,768,173
20,000,000	Dominion Resources, Inc. 0.23% due 03/18/14	19,994,250	19,994,250
25,208,000	Dominion Resources, Inc. 0.25% due 04/08/14	25,196,446	25,195,005
36,652,000	Dominion Resources, Inc. 0.26% due 02/10/14	36,649,618	36,649,618
39,439,000	Dominion Resources, Inc. 0.27% due 04/07/14	39,419,774	39,419,044
11,344,000	Dow Chemical Company 0.18% due 02/11/14	11,343,433	11,343,433
32,723,000	Emerson Electric Company 0.05% due 02/21/14	32,722,091	32,722,091
27,197,000	Emerson Electric Company 0.06% due 03/21/14	27,194,824	27,194,824
37,368,000	Emerson Electric Company 0.08% due 03/10/14	37,364,928	37,364,928

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.64% — (continued)
$12,244,000	Emerson Electric Company 0.08% due 04/30/14	$12,241,606	$12,241,004
89,950,000	Exxon Mobil Corporation 0.05% due 02/03/14	89,949,750	89,949,750
37,328,000	Exxon Mobil Corporation 0.05% due 02/20/14	37,327,015	37,327,015
39,515,000	Exxon Mobil Corporation 0.05% due 04/04/14	39,511,597	39,505,113
27,945,000	Exxon Mobil Corporation 0.06% due 02/05/14	27,944,814	27,944,814
57,097,000	Exxon Mobil Corporation 0.06% due 02/07/14	57,096,429	57,096,429
25,373,000	Exxon Mobil Corporation 0.06% due 03/07/14	25,371,562	25,371,562
35,932,000	Exxon Mobil Corporation 0.07% due 02/10/14	35,931,371	35,931,371
37,773,000	Exxon Mobil Corporation 0.07% due 03/14/14	37,769,989	37,769,989
23,011,000	Exxon Mobil Corporation 0.07% due 03/17/14	23,009,031	23,009,031
54,607,000	Exxon Mobil Corporation 0.07% due 03/18/14	54,602,222	54,602,222
29,991,000	Exxon Mobil Corporation 0.07% due 03/19/14	29,988,317	29,988,317
38,413,000	Exxon Mobil Corporation 0.08% due 04/07/14	38,407,451	38,402,717
19,212,000	Google, Inc. 0.06% due 03/11/14	19,210,783	19,210,783
37,762,000	Google, Inc. 0.07% due 02/11/14	37,761,266	37,761,266
47,938,000	Google, Inc. 0.08% due 03/05/14	47,934,591	47,934,591
24,995,000	Google, Inc. 0.09% due 02/18/14	24,993,938	24,993,938
57,194,000	Google, Inc. 0.10% due 04/01/14	57,184,627	57,184,627
35,932,000	Harley-Davidson, Inc. 0.18% due 02/12/14	35,930,024	35,930,024
32,335,000	Honeywell International, Inc. 0.08% due 05/13/14	32,327,743	32,321,258
53,484,000	Honeywell International, Inc. 0.10% due 04/28/14	53,471,223	53,465,259
29,296,000	Illinois Tool Works, Inc. 0.07% due 02/21/14	29,294,861	29,294,861
11,213,000	Illinois Tool Works, Inc. 0.07% due 02/24/14	11,212,499	11,212,499
13,763,000	Illinois Tool Works, Inc. 0.07% due 02/26/14	13,762,331	13,762,331
5,900,000	Illinois Tool Works, Inc. 0.08% due 02/04/14	5,899,961	5,899,961
16,750,000	Illinois Tool Works, Inc. 0.08% due 02/05/14	16,749,851	16,749,851
27,658,000	Illinois Tool Works, Inc. 0.09% due 02/05/14	27,657,723	27,657,723
21,423,000	Illinois Tool Works, Inc. 0.09% due 02/18/14	21,422,090	21,422,090
30,000,000	IntercontinentalExchange Group, Inc. 0.23% due 02/19/14	29,996,550	29,996,550
57,635,000	IntercontinentalExchange Group, Inc. 0.24% due 02/06/14	57,633,079	57,633,079
59,383,000	IntercontinentalExchange Group, Inc. 0.25% due 03/21/14	59,363,206	59,363,206
4,136,000	Medtronic, Inc. 0.06% due 02/04/14	4,135,979	4,135,979
8,601,000	Medtronic, Inc. 0.06% due 03/11/14	8,600,455	8,600,455
17,463,000	Medtronic, Inc. 0.09% due 03/04/14	17,461,647	17,461,647
30,962,000	Medtronic, Inc. 0.09% due 03/18/14	30,958,517	30,958,517
30,181,000	Medtronic, Inc. 0.11% due 03/04/14	30,178,141	30,178,141
38,424,000	Merck & Company, Inc. 0.04% due 02/06/14	38,423,787	38,423,787
50,000,000	Merck & Company, Inc. 0.06% due 02/05/14	49,999,667	49,999,667
35,704,000	Merck & Company, Inc. 0.06% due 03/14/14	35,701,560	35,701,560
54,068,000	Merck & Company, Inc. 0.08% due 02/14/14	54,066,438	54,066,438
52,467,000	Microsoft Corporation 0.07% due 02/12/14	52,465,878	52,465,878
41,743,000	Microsoft Corporation 0.08% due 02/12/14	41,741,980	41,741,980
40,544,000	National Grid USA 0.32% due 04/02/14	40,522,377	40,525,382
21,149,000	National Grid USA 0.36% due 02/03/14	21,148,589	21,148,589
38,313,000	National Grid USA 0.38% due 02/25/14	38,303,549	38,303,549
29,000,000	Parker-Hannifin Corporation 0.08% due 02/13/14	28,999,227	28,999,227
28,563,000	Parker-Hannifin Corporation 0.08% due 02/19/14	28,561,857	28,561,857

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.64% — (continued)
$35,564,000	PepsiCo, Inc. 0.04% due 02/27/14	$35,562,973	$35,562,973
22,117,000	PepsiCo, Inc. 0.05% due 03/10/14	22,115,863	22,115,863
22,635,000	PepsiCo, Inc. 0.06% due 02/03/14	22,634,925	22,634,925
18,590,000	PepsiCo, Inc. 0.06% due 02/07/14	18,589,814	18,589,814
75,000,000	PepsiCo, Inc. 0.06% due 02/13/14	74,998,500	74,998,500
21,423,000	PepsiCo, Inc. 0.06% due 03/03/14	21,421,929	21,421,929
19,222,000	PepsiCo, Inc. 0.06% due 03/04/14	19,221,007	19,221,007
54,375,000	Pfizer, Inc. 0.06% due 03/05/14	54,372,100	54,372,100
72,959,000	Pfizer, Inc. 0.06% due 03/06/14	72,954,987	72,954,987
45,746,000	Pfizer, Inc. 0.07% due 03/06/14	45,743,065	45,743,065
54,538,000	Pfizer, Inc. 0.07% due 03/12/14	54,533,864	54,533,864
38,510,000	Pfizer, Inc. 0.08% due 03/13/14	38,506,577	38,506,577
15,096,000	Pfizer, Inc. 0.09% due 03/12/14	15,094,528	15,094,528
11,224,000	Pfizer, Inc. 0.10% due 03/06/14	11,222,971	11,222,971
58,054,000	Pfizer, Inc. 0.10% due 03/10/14	58,048,033	58,048,033
74,664,000	Pfizer, Inc. 0.10% due 03/20/14	74,654,252	74,654,252
39,589,000	Philip Morris International, Inc. 0.07% due 02/06/14	39,588,615	39,588,615
38,424,000	Philip Morris International, Inc. 0.08% due 03/13/14	38,420,585	38,420,585
40,799,000	Philip Morris International, Inc. 0.08% due 03/14/14	40,795,283	40,795,283
38,510,000	Philip Morris International, Inc. 0.09% due 02/11/14	38,509,037	38,509,037
40,420,000	Philip Morris International, Inc. 0.09% due 03/11/14	40,416,160	40,416,160
40,420,000	Philip Morris International, Inc. 0.09% due 03/12/14	40,416,059	40,416,059
37,773,000	Philip Morris International, Inc. 0.09% due 03/17/14	37,768,845	37,768,845
36,405,000	Philip Morris International, Inc. 0.10% due 03/18/14	36,400,449	36,400,449
57,844,000	Philip Morris International, Inc. 0.10% due 03/24/14	57,835,805	57,835,805
39,439,000	Philip Morris International, Inc. 0.11% due 03/24/14	39,432,854	39,432,854
38,413,000	Philip Morris International, Inc. 0.13% due 04/16/14	38,402,735	38,398,196
34,906,000	Philip Morris International, Inc. 0.14% due 04/17/14	34,895,819	34,892,292
36,480,000	Precision Castparts Corporation 0.10% due 02/14/14	36,478,683	36,478,683
21,423,000	Precision Castparts Corporation 0.10% due 03/13/14	21,420,620	21,420,620
26,062,000	Precision Castparts Corporation 0.11% due 03/06/14	26,059,372	26,059,372
19,478,000	Procter & Gamble Company 0.06% due 02/04/14	19,477,903	19,477,903
36,875,000	Procter & Gamble Company 0.06% due 02/05/14	36,874,754	36,874,754
36,652,000	Procter & Gamble Company 0.08% due 03/07/14	36,649,231	36,649,231
54,375,000	Procter & Gamble Company 0.08% due 03/11/14	54,370,408	54,370,408
36,250,000	Procter & Gamble Company 0.08% due 03/12/14	36,246,858	36,246,858
36,480,000	Procter & Gamble Company 0.08% due 03/13/14	36,476,757	36,476,757
54,538,000	Procter & Gamble Company 0.08% due 03/17/14	54,532,667	54,532,667
30,984,000	Procter & Gamble Company 0.09% due 02/25/14	30,982,141	30,982,141
52,906,000	Procter & Gamble Company 0.09% due 03/19/14	52,899,916	52,899,916
42,738,000	Procter & Gamble Company 0.09% due 03/25/14	42,732,444	42,732,444
55,077,000	Procter & Gamble Company 0.10% due 02/11/14	55,075,470	55,075,470
15,109,000	Rockwell Collins, Inc. 0.27% due 03/12/14	15,104,581	15,104,581
18,189,000	Rockwell Collins, Inc. 0.28% due 02/20/14	18,186,312	18,186,312
31,671,000	Syngenta Wilmington, Inc. 0.08% due 03/13/14	31,668,185	31,668,185
21,609,000	Toyota Motor Credit Corporation 0.06% due 02/04/14	21,608,892	21,608,892
39,515,000	Viacom, Inc. 0.16% due 02/04/14	39,514,473	39,514,473

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 13.64% — (continued)
$38,563,000	Wal-Mart Stores, Inc. 0.04% due 02/07/14	$38,562,743	$38,562,743
25,945,000	Wal-Mart Stores, Inc. 0.05% due 02/10/14	25,944,676	25,944,676
25,945,000	Wal-Mart Stores, Inc. 0.05% due 02/11/14	25,944,640	25,944,640
37,328,000	Wal-Mart Stores, Inc. 0.06% due 02/18/14	37,326,942	37,326,942
37,328,000	Wal-Mart Stores, Inc. 0.06% due 02/26/14	37,326,445	37,326,445
24,326,000	Wal-Mart Stores, Inc. 0.07% due 04/29/14	24,321,885	24,321,896
28,403,000	Wal-Mart Stores, Inc. 0.08% due 04/29/14	28,397,509	28,398,208
80,278,000	Walt Disney Company 0.07% due 02/14/14	80,275,971	80,275,971
100,040,000	Walt Disney Company 0.09% due 03/03/14	100,032,497	100,032,497
35,205,000	Walt Disney Company 0.09% due 03/26/14	35,200,335	35,200,335
19,987,000	Walt Disney Company 0.09% due 03/27/14	19,984,302	19,984,302
38,121,000	Walt Disney Company 0.09% due 03/28/14	38,115,758	38,115,758
35,205,000	Walt Disney Company 0.10% due 03/24/14	35,200,013	35,200,013
17,165,000	Walt Disney Company 0.10% due 03/25/14	17,162,521	17,162,521
21,448,000	Walt Disney Company 0.10% due 03/28/14	21,444,723	21,444,723
36,359,000	Walt Disney Company 0.10% due 04/07/14	36,352,435	36,353,401
38,121,000	Walt Disney Company 0.11% due 04/11/14	38,112,963	38,114,550
Total U.S. Commercial Paper		6,402,526,459	6,402,511,038
Total Commercial Paper		10,503,124,520	10,503,027,349
Total Investments — 100.00% (Cost: $37,589,529,871)			46,938,954,100
Other Assets in Excess of Liabilities — 0.00%			807,964
Net Assets — 100.00%			$46,939,762,064

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At January 31, 2014, the value of these securities amounted to $82,473,858 or 0.18% of net assets.
(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $50,236,036 or 0.11% of net assets.
(e)	Represents non-voting class of shares.
(f)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2014, the value of these securities amounted to $43,511,776 or 0.09% of net assets.
(g)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(h)	Payment-in-kind security.
(i)	Floating rate security. Rate shown is the rate in effect at January 31, 2014.
(j)	Inflation protected security.

At January 31, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,118,756,521
Gross unrealized depreciation	(1,769,332,292)
Net unrealized appreciation	$9,349,424,229

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

REIT	—	Real Estate Investment Trust
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
KRW	—	South Korean Won
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 8.26% due 07/31/16	07/30/09	$21,369,283	$1.35
FINEL 9.50% due 06/30/17	06/22/05	21,555,398	1.01
FINEL	07/30/09	—	0.49

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2014	UNREALIZED APPRECIATION AT JANUARY 31, 2014	UNREALIZED DEPRECIATION AT JANUARY 31, 2014
03/19/14	17,441,000	British Pound	$28,455,951	$28,662,015	$—	$(206,064)
04/16/14	17,441,000	British Pound	28,446,969	28,655,889	—	(208,920)
05/13/14	34,882,000	British Pound	56,918,180	57,317,986	—	(399,806)
06/18/14	17,441,000	British Pound	28,445,573	28,641,691	—	(196,118)
07/16/14	13,362,000	British Pound	21,965,845	21,938,234	27,611	—
03/19/14	336,074,000	Euro	451,819,825	453,269,455	—	(1,449,630)
04/16/14	185,408,000	Euro	251,319,043	250,068,113	1,250,930	—
05/13/14	467,998,000	Euro	621,383,277	631,203,769	—	(9,820,492)
06/18/14	102,163,000	Euro	140,871,575	137,806,195	3,065,380	—
07/16/14	210,426,000	Euro	285,169,315	283,856,130	1,313,185	—
03/19/14	51,335,400,000	Japanese Yen	518,042,283	502,557,120	15,485,163	—
04/16/14	46,335,602,000	Japanese Yen	464,154,827	453,683,468	10,471,359	—
05/13/14	94,329,685,000	Japanese Yen	956,521,949	923,505,948	33,016,001	—
06/18/14	50,901,993,000	Japanese Yen	497,172,314	498,601,484	—	(1,429,170)
07/16/14	34,806,653,000	Japanese Yen	332,340,192	341,009,154	—	(8,668,962)
			$4,683,027,118	$4,640,776,651	$64,629,629	$(22,379,162)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2014	UNREALIZED APPRECIATION AT JANUARY 31, 2014	UNREALIZED DEPRECIATION AT JANUARY 31, 2014
02/19/14	28,141,420,000	Japanese Yen	$269,894,611	$275,511,273	$5,616,662	$—
03/19/14	13,000,000,000	Japanese Yen	124,063,559	127,265,835	3,202,276	—
04/16/14	8,000,000,000	Japanese Yen	76,367,212	78,330,001	1,962,789	—
06/18/14	11,212,000,000	Japanese Yen	107,023,028	109,825,166	2,802,138	—
			$577,348,410	$590,932,275	$13,583,865	$—

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2013	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31,2014	MARKET VALUE JANUARY 31,2014	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Alliant Techsystems, Inc.	2,319,923	—	—	2,319,923	$333,372,935	$—	$603,180
Berkeley Group Holdings PLC	7,175,381	—	—	7,175,381	305,152,154	—	10,575,047
Catalyst Paper Corporation	1,008,427	—	—	1,008,427	1,991,955	—	—
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	79,209,284	—	454,678
Cintas Corporation	13,051,511	—	—	13,051,511	744,849,733	—	10,049,664
City e-Solutions Limited*	20,738,780	—	7,953,776	12,785,004	3,211,154	1,560,438	—
Deltic Timber Corporation	811,480	—	—	811,480	52,186,279	—	81,148
FINEL	12,000,000	—	—	12,000,000	5,826,382	—	—
Hirose Electric Company Limited	2,224,800	—	29,700	2,195,100	311,744,162	677,602	—
IDACorp, Inc.	3,760,485	—	—	3,760,485	198,290,374	—	1,617,009
Mills Music Trust	33,892	—	—	33,892	882,887	—	—
MISUMI Group, Inc.*	5,247,260	—	1,139,100	4,108,160	119,380,709	15,694,113	—
Namyang Dairy Products Company Limited	39,989	—	—	39,989	32,653,231	—	—
Neopost SA	2,044,437	—	—	2,044,437	173,436,132	—	—
NSC Groupe	69,500	—	—	69,500	5,604,393	—	(27,798)
Robertet SA	157,260	—	—	157,260	35,422,234	—	—
Sabeton SA	385,000	—	—	385,000	6,750,241	—	—
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	68,117,050	—	1,179,961
Scotts Miracle-Gro Company	4,172,577	—	—	4,172,577	247,809,348	—	1,825,502
Shimano, Inc.	4,713,690	—	44,700	4,668,990	417,225,004	2,704,995	1,756,399
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	72,089,234	—	242,042
Total					$3,215,204,875	$20,637,148	$28,356,832

* Not an affiliated issuer as of January 31, 2014.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	2.82%
Consumer Staples	2.25
Energy	2.59
Financials	8.04
Health Care	0.88
Industrials	4.79
Information Technology	8.78
Materials	1.66
Utilities	0.76
Total U.S. Common Stocks	32.57
International Common Stocks
Consumer Discretionary	4.45
Consumer Staples	3.25
Energy	3.48
Financials	5.47
Health Care	2.88
Industrials	6.90

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

Information Technology	3.66%
Materials	8.19
Telecommunication Services	1.20
Utilities	0.48
Total International Common Stocks	39.96
International Preferred Stock
Consumer Discretionary	0.30
Total International Preferred Stock	0.30
Warrant	0.23
Commodity	4.28
U.S. Corporate Bond
Consumer Discretionary	0.01
Total U.S. Corporate Bond	0.01
International Notes and Bonds
Financials	0.15
Government Issues	0.05
Materials	0.07
Total International Notes and Bonds	0.27
Commercial Paper
International Commercial Paper	8.74
U.S. Commercial Paper	13.64
Total Commercial Paper	22.38
Total Investments	100.00%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

FIRST EAGLE

     Overseas Fund

Consolidated Schedule of Investments • Period Ended January 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 72.61%

International Common Stocks — 72.47%

Australia 0.70%
11,735,292	Newcrest Mining Limited	$249,853,632	$99,106,881

Austria 1.12%
5,903,886	Wienerberger AG (a)	88,378,554	93,560,176
1,488,079	OMV AG	60,034,532	64,423,783
		148,413,086	157,983,959
Belgium 0.58%
788,508	Groupe Bruxelles Lambert SA	60,174,722	71,273,113
98,473	Sofina SA	8,428,556	11,365,922
		68,603,278	82,639,035
Bermuda 0.89%
2,105,100	Jardine Matheson Holdings Limited	87,210,493	112,791,258
1,189,958	Hiscox Limited	10,562,041	12,480,367
		97,772,534	125,271,625
Canada 6.67%
6,484,098	Canadian Natural Resources Limited	187,009,526	212,614,374
7,583,302	Cenovus Energy, Inc.	203,330,449	198,303,347
4,331,099	Potash Corporation of Saskatchewan, Inc.	166,886,332	135,650,021
5,364,723	Goldcorp, Inc.	162,169,134	133,527,955
3,533,546	Agnico-Eagle Mines Limited	123,390,960	109,964,269
14,517,107	Kinross Gold Corporation	73,266,573	66,488,350
8,606,885	Penn West Petroleum Limited	134,619,835	64,293,431
1,100,050	EnCana Corporation	14,298,775	19,767,898
1,266,835	Catalyst Paper Corporation (a)(b)(c)	27,586,952	2,502,391
		1,092,558,536	943,112,036
France 10.45%
4,108,050	Total SA	210,130,863	234,585,831
5,176,813	Bouygues SA	189,847,951	198,217,992
1,660,633	Sanofi	135,351,026	163,049,790
4,677,267	Carrefour SA	148,208,450	161,206,760
1,472,625	Sodexo	40,712,418	145,166,141
2,605,941	Compagnie de Saint-Gobain	109,283,281	136,947,611
827,900	Neopost SA	44,073,366	70,233,406
505,501	Wendel SA	10,862,584	68,585,957
3,354,879	Société Télévision Francaise 1	47,636,027	61,988,715
558,938	Laurent-Perrier (a)	19,851,603	53,447,214

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.47% — (continued)

France 10.45% — (continued)
235,837	Robertet SA (a)	$20,591,064	$53,121,413
51,500	Robertet SA CI (c)(d)(e)	2,151,628	8,196,047
648,834	Legrand SA	22,223,920	34,465,109
442,830	Société Foncière Financière et de Participations (b)	29,139,582	25,681,518
364,373	Gaumont SA(a)	21,698,753	20,640,047
896,416	Legris Industries SA (a)(b)(c)(d)(f)	23,119,325	20,274,860
146,562	BioMerieux	11,367,766	15,414,158
11,593,581	FINEL (a)(b)(c)(d)(f)(g)	9,166,547	5,629,053
100,000	Sabeton SA	1,463,142	1,753,309
		1,096,879,296	1,478,604,931
Germany 3.75%
2,840,411	HeidelbergCement AG	152,136,558	211,655,067
1,371,345	Daimler AG	62,617,706	114,911,444
5,762,324	Deutsche Wohnen AG	58,826,906	107,986,988
2,985,955	Hamburger Hafen und Logistik AG	87,574,308	74,703,745
296,503	Fraport AG	8,930,449	21,942,154
		370,085,927	531,199,398
Greece 0.78%
6,469,605	Jumbo SA (b)	31,404,380	109,941,969

Hong Kong 1.62%
7,806,340	Guoco Group Limited	57,283,838	94,263,682
25,563,293	Hopewell Holdings Limited	68,829,128	88,407,019
14,067,116	Great Eagle Holdings Limited	46,932,444	46,203,078
4,041,204	City e-Solutions Limited (b)(c)	120,419	1,015,012
		173,165,829	229,888,791
Ireland 0.99%
5,148,559	CRH PLC	90,816,793	132,964,873
1,547,320	Beazley PLC	5,085,535	6,498,993
		95,902,328	139,463,866
Israel 0.44%
7,510,515	Israel Chemicals Limited	75,169,596	61,523,076

Italy 0.65%
7,315,306	Italcementi S.p.A. RSP	87,341,485	37,491,369
1,197,736	Italmobiliare S.p.A. RSP (b)	50,324,930	25,846,175
168,142	Italmobiliare S.p.A. (b)	19,250,153	6,311,094
1,385,400	Recordati S.p.A.	9,200,042	21,693,149
		166,116,610	91,341,787
Japan 24.07%
707,200	Keyence Corporation	129,115,589	294,245,591
1,138,990	SMC Corporation	145,498,233	290,126,405
1,537,040	Fanuc Corporation	153,201,753	252,286,981
4,170,700	Secom Company Limited	178,984,614	237,987,482
4,070,400	KDDI Corporation	129,140,567	227,284,252

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.47% — (continued)

Japan 24.07% — (continued)
7,118,930	Hoya Corporation	$151,068,607	$198,092,571
2,201,170	Shimano, Inc.	29,563,450	196,698,464
7,316,700	NKSJ Holdings, Inc.	201,780,857	194,142,837
2,932,840	Astellas Pharma, Inc.	118,711,986	183,657,730
7,730,800	MS&AD Insurance Group Holdings	179,151,117	182,506,505
1,014,000	Hirose Electric Company Limited	111,313,201	144,006,460
5,075,850	Mitsubishi Estate Company Limited	85,221,118	126,436,706
1,222,300	Ono Pharmaceutical Company Limited	42,975,548	106,833,111
2,146,230	Nissin Foods Holdings Company Limited	76,085,758	93,583,779
6,722,430	Kansai Paint Company Limited	52,708,109	92,509,901
2,505,560	Nomura Research Institute Limited	47,724,328	83,011,849
2,485,480	Daiichikosho Company Limited	27,081,144	77,724,465
2,157,270	MISUMI Group, Inc.	35,331,999	62,688,995
6,350,900	Japan Wool Textile Company Limited (a)	47,856,267	46,060,653
2,023,800	Chofu Seisakusho Company Limited (a)	33,120,144	45,459,734
3,206,911	T. Hasegawa Company Limited (a)	43,073,853	44,916,215
508,106	SK Kaken Company Limited	9,470,131	32,325,428
1,714,500	Nitto Kohki Company Limited (a)	27,374,377	30,725,746
1,815,724	Nagaileben Company Limited	17,585,563	30,371,658
1,299,640	As One Corporation (a)	26,525,156	29,663,898
488,980	Shin-Etsu Chemical Company Limited	22,769,653	27,581,401
1,738,300	Seikagaku Corporation	12,438,387	26,150,211
2,068,330	Maezawa Kasei Industries Company Limited (a)	31,939,631	21,215,717
493,250	Mandom Corporation	6,249,764	17,041,915
199,150	Kobayashi Pharmaceutical Company Limited	9,171,366	10,876,549
		2,182,232,270	3,406,213,209
Malaysia 0.19%
20,748,471	Genting Malaysia Berhad	17,312,456	27,032,223

Mexico 2.90%
9,913,871	Grupo Televisa S.A.B., ADR	205,791,189	288,097,091
5,543,609	Fresnillo PLC	96,608,773	70,125,547
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,689	52,269,943
		304,233,651	410,492,581
Netherlands 1.01%
560,446	HAL Trust	20,803,016	75,768,735
7,613,470	TNT Express NV	75,587,633	67,175,109
		96,390,649	142,943,844
Norway 0.63%
11,393,841	Orkla ASA	83,103,593	88,483,341

Singapore 2.21%
25,512,113	Haw Par Corporation Limited (a)	76,875,317	166,850,318
70,167,015	ComfortDelGro Corporation Limited	68,385,814	106,342,803
16,373,450	Singapore Airport Terminal Services Limited	18,528,182	40,140,120
		163,789,313	313,333,241

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.47% — (continued)

South Africa 0.94%
5,312,877	AngloGold Ashanti Limited, ADR	$85,033,348	$77,780,519
12,311,178	Gold Fields Limited, ADR	110,560,691	42,842,900
3,275,059	Harmony Gold Mining Company Limited, ADR	30,822,097	9,432,170
451,252	Sibanye Gold Limited, ADR	2,316,022	2,603,724
		228,732,158	132,659,313
South Korea 2.12%
2,079,636	KT&G Corporation	121,672,848	147,081,277
35,325	Lotte Confectionery Company Limited	12,445,892	61,385,995
186,884	Nong Shim Company Limited	43,886,371	47,753,328
872,463	Fursys, Inc. (a)	10,110,166	25,146,432
22,950	Namyang Dairy Products Company Limited	4,912,653	18,739,945
		193,027,930	300,106,977
Spain 0.82%
1,664,986	Red Electrica Corporation SA	82,879,558	116,567,321

Sweden 1.02%
3,013,030	Investor AB, Class ‘A’	59,333,861	95,430,553
1,515,198	Investor AB, Class ‘B’	29,407,014	49,077,299
		88,740,875	144,507,852
Switzerland 3.29%
2,810,500	Nestlé SA	92,700,397	203,971,654
2,413,791	Pargesa Holding SA	129,478,661	194,349,245
134,216	Rieter Holding AG (b)	16,465,078	29,858,674
112,548	Autoneum Holding AG (b)	5,197,402	19,489,369
137,452	Kuehne & Nagel International AG	1,733,811	18,268,313
		245,575,349	465,937,255
Taiwan 0.36%
20,184,980	Taiwan Secom Company Limited	32,105,415	51,099,529

Thailand 1.17%
210,130,685	Thai Beverage PCL	35,453,478	90,520,366
14,364,059	Bangkok Bank PCL, NVDR	48,814,449	74,626,965
		84,267,927	165,147,331
Turkey 0.19%
3,450,320	Yazicilar Holding AS	23,484,194	27,167,874

United Kingdom 2.91%
3,194,828	Berkeley Group Holdings PLC	38,894,900	135,868,554
31,592,414	WM Morrison Supermarkets PLC	139,403,240	124,591,411
3,995,640	GlaxoSmithKline PLC	76,140,895	102,730,203
2,055,388	Anglo American PLC	51,610,549	48,520,280
		306,049,584	411,710,448
Total International Common Stocks		7,797,849,954	10,253,479,693

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stock — 0.14%

Materials 0.14%
958,483	Newmont Mining Corporation	$26,165,170	$20,703,233
Total Common Stocks		7,824,015,124	10,274,182,926

International Preferred Stocks — 0.72%

Germany 0.66%
1,160,182	Hornbach Holding AG	39,421,559	93,414,793

South Korea 0.06%
27,183	Namyang Dairy Products Company Limited	387,444	8,101,441
Total International Preferred Stocks		39,809,003	101,516,234

Right — 0.00%
55,324	Pfleiderer Atlantik Raco RI Rights (b)(c)(d)	16,617	0

OUNCES

Commodity — 4.41%
500,624	Gold bullion (b)	332,260,983	623,316,433

PRINCIPAL

Term Loans — 0.08%

Germany 0.08%
72 EUR	Atlantik Commitment Fee Facility due 05/30/17 (b)(c)(d)	0	0
609,009 EUR	Atlantik Duration Fee Facility due 05/30/17 (b)(c)(d)	0	0
132,149 EUR	Atlantik Senior Debt due 05/30/17 (b)(c)	0	178,229
1,880,723 EUR	Atlantik Senior Debt 79.5M 6.00% due 05/30/17 (c)(h)	2,553,647	2,536,530
371,719 EUR	Atlantik Senior Debt Term Facility 1A 6.00% due 05/30/17 (c)(h)	504,720	501,337
364,387 EUR	Atlantik Senior Debt Term Facility 2A 6.00% due 05/30/17 (c)(h)	494,765	491,449
346,348 EUR	Atlantik Senior Debt Term Facility 3A 6.00% due 05/30/17 (c)(h)	470,272	467,119
219,842 EUR	Atlantik Senior Debt Term Facility 4A 6.00% due 05/30/17 (c)(h)	298,502	296,501
1,996,449 EUR	Atlantik Standstill Accrued Interest Facility due 05/30/17 (b)(c)(d)	0	0
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 05/30/17 (c)(h)	5,431,204	0
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 05/30/17 (c)(h)	1,073,458	0
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 05/30/17 (c)(h)	1,052,286	0
739,302 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 05/30/17 (c)(h)	1,003,825	0
469,266 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 05/30/17 (c)(h)	637,170	0
4,119,277 EUR	Pfleiderer AG 79.5M 4.19% due 11/30/16 (c)(h)(i)	5,593,158	4,166,750

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

Term Loans — 0.08% — (continued)

Germany 0.08% — (continued)
264,297 EUR	Pfleiderer AG Debt due 11/30/16 (b)(c)	$0	$267,343
814,161 EUR	Pfleiderer AG Term Facility 1A 4.19% due 11/30/16 (c)(h)(i)	1,105,469	823,544
798,102 EUR	Pfleiderer AG Term Facility 2A 4.19% due 11/30/16 (c)(h)(i)	1,083,664	807,300
761,348 EUR	Pfleiderer AG Term Facility 3A 4.19% due 11/30/16 (c)(h)(i)	1,033,759	770,122
483,259 EUR	Pfleiderer AG Term Facility 4A 4.19% due 11/30/16 (c)(h)(i)	656,169	488,829
Total Term Loans		22,992,068	11,795,053

International Bonds — 0.98%

International Convertible Bond — 0.13%

Mauritius 0.13%
18,400,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (c)(j)(k)	17,019,954	17,549,000

International Corporate Bonds — 0.85%

Canada 0.11%
18,880,954 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (h)	18,880,954	15,293,573

France 0.20%
10,000,000 EUR	Emin Leydier SA FRN 8.259% due 07/31/16 (c)(d)(f)(i)	14,240,891	13,486,995
11,504,021 EUR	FINEL 9.50% due 06/30/17 (c)(d)(f)(h)	14,365,843	11,636,601
1,950,000 EUR	Wendel SA 4.875% due 09/21/15	2,117,076	2,769,957
		30,723,810	27,893,553
South Africa 0.54%
73,500,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	73,791,242	77,358,750
Total International Corporate Bonds		123,396,006	120,545,876
Total International Bonds		140,415,960	138,094,876

Commercial Paper — 20.92%

International Commercial Paper — 7.97%

Australia 0.43%
9,301,000 USD	Telstra Corporation Limited 0.15% due 02/04/14	9,300,884	9,300,884
18,705,000 USD	Telstra Corporation Limited 0.15% due 02/12/14	18,704,143	18,704,143
10,485,000 USD	Telstra Corporation Limited 0.15% due 04/22/14	10,481,505	10,480,494
14,679,000 USD	Telstra Corporation Limited 0.15% due 04/23/14	14,674,046	14,672,581

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.97% — (continued)

Australia 0.43%— (continued)
7,090,000 USD	Telstra Corporation Limited 0.16% due 02/04/14	$7,089,905	$7,089,905

Canada 0.65%
6,798,000 USD	Potash Corporation of Saskatchewan, Inc. 0.23% due 02/13/14	6,797,479	6,797,479
6,269,000 USD	Suncor Energy, Inc. 0.22% due 02/04/14	6,268,885	6,268,885
7,361,000 USD	Suncor Energy, Inc. 0.22% due 03/04/14	7,359,605	7,359,605
7,102,000 USD	Suncor Energy, Inc. 0.22% due 03/18/14	7,100,047	7,100,047
10,387,000 USD	Suncor Energy, Inc. 0.23% due 04/03/14	10,382,952	10,382,135
11,853,000 USD	Suncor Energy, Inc. 0.24% due 02/19/14	11,851,578	11,851,578
4,224,000 USD	Suncor Energy, Inc. 0.24% due 04/23/14	4,221,719	4,221,190
11,960,000 USD	Suncor Energy, Inc. 0.25% due 03/04/14	11,957,425	11,957,425
7,681,000 USD	Suncor Energy, Inc. 0.25% due 03/12/14	7,678,920	7,678,920
12,196,000 USD	Total Capital Limited 0.07% due 04/17/14	12,194,221	12,191,606
6,780,000 USD	Total Capital Limited 0.08% due 03/31/14	6,779,126	6,779,126

France 1.22%
1,643,000 USD	GDF Suez SA 0.17% due 04/07/14	1,642,496	1,642,470
12,984,000 USD	GDF Suez SA 0.20% due 04/04/14	12,979,528	12,980,070
11,686,000 USD	GDF Suez SA 0.20% due 04/22/14	11,680,806	11,680,978
9,953,000 USD	GDF Suez SA 0.21% due 03/03/14	9,951,258	9,951,258
14,330,000 USD	GDF Suez SA 0.21% due 03/18/14	14,326,238	14,326,238
4,190,000 USD	GDF Suez SA 0.22% due 02/11/14	4,189,744	4,189,744
18,402,000 USD	Sanofi 0.06% due 02/06/14	18,401,847	18,401,847
9,953,000 USD	Sanofi 0.09% due 03/07/14	9,952,154	9,952,154
13,595,000 USD	Électricité de France SA 0.10% due 03/14/14	13,593,452	13,593,452
9,929,000 USD	Électricité de France SA 0.10% due 03/17/14	9,927,786	9,927,786
17,941,000 USD	Électricité de France SA 0.13% due 02/28/14	17,939,251	17,939,251

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.97% — (continued)

France 1.22% — (continued)
27,793,000 USD	Électricité de France SA 0.14% due 03/07/14	$27,789,325	$27,789,325
5,649,000 USD	Électricité de France SA 0.14% due 03/17/14	5,648,033	5,648,033
2,579,000 USD	Électricité de France SA 0.14% due 04/08/14	2,578,338	2,578,007
11,587,000 USD	Électricité de France SA 0.14% due 04/15/14	11,583,711	11,581,903

Germany 0.64%
9,201,000 USD	BASF AG 0.09% due 03/20/14	9,199,919	9,199,919
9,580,000 USD	BASF AG 0.10% due 03/20/14	9,578,749	9,578,749
9,580,000 USD	BASF AG 0.10% due 03/27/14	9,578,563	9,578,563
21,416,000 USD	Siemens Company 0.10% due 03/20/14	21,413,204	21,413,204
16,544,000 USD	Siemens Company 0.10% due 03/24/14	16,541,656	16,541,656
11,771,000 USD	Siemens Company 0.10% due 03/31/14	11,769,104	11,769,104
13,137,000 USD	Siemens Company 0.12% due 03/26/14	13,134,679	13,134,679

Italy 0.37%
8,020,000 USD	Eni S.p.A. 0.26% due 04/10/14	8,016,061	8,016,173
10,561,000 USD	Eni S.p.A. 0.30% due 04/02/14	10,555,720	10,556,687
5,280,000 USD	Eni S.p.A. 0.30% due 04/03/14	5,277,316	5,277,799
9,929,000 USD	Eni S.p.A. 0.32% due 03/21/14	9,924,764	9,924,764
12,390,000 USD	Eni S.p.A. 0.32% due 04/03/14	12,383,282	12,384,836
5,488,000 USD	Eni S.p.A. 0.37% due 02/05/14	5,487,780	5,487,780

Japan 0.53%
14,955,000 USD	Honda Corporation 0.08% due 03/19/14	14,953,472	14,953,472
9,370,000 USD	Honda Corporation 0.09% due 03/18/14	9,368,946	9,368,946
18,861,000 USD	Honda Corporation 0.10% due 02/19/14	18,860,057	18,860,057

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.97% — (continued)

Japan 0.53% — (continued)
6,153,000 USD	Honda Corporation 0.10% due 03/06/14	$6,152,436	$6,152,436
8,902,000 USD	Honda Corporation 0.10% due 03/07/14	8,901,159	8,901,159
5,564,000 USD	Honda Corporation 0.10% due 03/10/14	5,563,428	5,563,428
5,926,000 USD	Mitsui & Company Limited 0.13% due 02/03/14	5,925,957	5,925,957
5,672,000 USD	Sumitomo Corporation 0.18% due 02/13/14	5,671,660	5,671,660

Switzerland 1.38%
13,595,000 USD	ABB Limited 0.11% due 02/14/14	13,594,460	13,594,460
15,581,000 USD	ABB Limited 0.14% due 03/19/14	15,578,213	15,578,213
10,408,000 USD	Nestlé SA 0.04% due 02/03/14	10,407,977	10,407,977
3,274,000 USD	Nestlé SA 0.05% due 03/21/14	3,273,782	3,273,782
12,673,000 USD	Nestlé SA 0.05% due 04/14/14	12,671,733	12,671,484
3,519,000 USD	Nestlé SA 0.06% due 03/17/14	3,518,742	3,518,742
17,381,000 USD	Nestlé SA 0.06% due 04/02/14	17,379,262	17,379,498
9,929,000 USD	Nestlé SA 0.06% due 04/04/14	9,927,974	9,928,097
17,291,000 USD	Nestlé SA 0.07% due 02/04/14	17,290,899	17,290,899
20,740,000 USD	Nestlé SA 0.08% due 02/12/14	20,739,493	20,739,493
9,856,000 USD	Nestlé SA 0.09% due 02/10/14	9,855,778	9,855,778
9,517,000 USD	Nestlé SA 0.09% due 04/14/14	9,515,287	9,515,862
17,079,000 USD	Nestlé SA 0.10% due 02/07/14	17,078,715	17,078,715
4,433,000 USD	Roche Holdings, Inc. 0.05% due 04/02/14	4,432,630	4,431,941
8,020,000 USD	Roche Holdings, Inc. 0.06% due 04/02/14	8,019,198	8,018,084
8,020,000 USD	Roche Holdings, Inc. 0.06% due 04/03/14	8,019,185	8,018,038
10,561,000 USD	Roche Holdings, Inc. 0.07% due 04/22/14	10,559,357	10,557,175
4,057,000 USD	Roche Holdings, Inc. 0.07% due 04/24/14	4,056,353	4,055,475

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.97% — (continued)

United Kingdom 2.75%
11,556,000 USD	AstraZeneca PLC 0.07% due 03/11/14	$11,555,146	$11,555,146
18,585,000 USD	AstraZeneca PLC 0.07% due 03/21/14	18,583,265	18,583,265
14,180,000 USD	AstraZeneca PLC 0.08% due 02/10/14	14,179,716	14,179,716
11,179,000 USD	AstraZeneca PLC 0.08% due 02/18/14	11,178,578	11,178,578
19,139,000 USD	AstraZeneca PLC 0.08% due 02/24/14	19,138,022	19,138,022
22,055,000 USD	AstraZeneca PLC 0.08% due 03/12/14	22,053,089	22,053,089
9,192,000 USD	AstraZeneca PLC 0.08% due 03/17/14	9,191,101	9,191,101
10,485,000 USD	AstraZeneca PLC 0.08% due 04/24/14	10,483,089	10,481,060
6,762,000 USD	AstraZeneca PLC 0.08% due 04/30/14	6,760,678	6,759,175
16,946,000 USD	BP Capital Markets PLC 0.06% due 02/03/14	16,945,943	16,945,943
9,664,000 USD	BP Capital Markets PLC 0.06% due 02/05/14	9,663,936	9,663,936
9,270,000 USD	BP Capital Markets PLC 0.06% due 02/20/14	9,269,706	9,269,706
4,844,000 USD	BP Capital Markets PLC 0.07% due 02/03/14	4,843,981	4,843,981
17,235,000 USD	Centrica PLC 0.23% due 03/03/14	17,231,697	17,231,697
4,596,000 USD	Centrica PLC 0.23% due 03/07/14	4,595,002	4,595,002
7,740,000 USD	Royal Dutch Shell PLC 0.04% due 02/21/14	7,739,828	7,739,828
16,721,000 USD	Royal Dutch Shell PLC 0.05% due 03/21/14	16,719,885	16,719,885
14,134,000 USD	Royal Dutch Shell PLC 0.06% due 02/07/14	14,133,859	14,133,859
32,593,000 USD	Royal Dutch Shell PLC 0.08% due 02/20/14	32,591,624	32,591,624
14,814,000 USD	Royal Dutch Shell PLC 0.08% due 02/21/14	14,813,342	14,813,342
2,568,000 USD	Royal Dutch Shell PLC 0.08% due 02/25/14	2,567,863	2,567,863
29,282,000 USD	Royal Dutch Shell PLC 0.09% due 02/18/14	29,280,755	29,280,755
11,179,000 USD	Royal Dutch Shell PLC 0.09% due 02/19/14	11,178,497	11,178,497
15,017,000 USD	Vodafone Group PLC 0.26% due 03/04/14	15,013,638	15,013,638

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.97% — (continued)

United Kingdom 2.75% — (continued)
23,583,000 USD	Vodafone Group PLC 0.26% due 03/06/14	$23,577,379	$23,577,379
18,317,000 USD	Vodafone Group PLC 0.26% due 03/10/14	18,312,105	18,312,105
17,291,000 USD	Vodafone Group PLC 0.26% due 03/11/14	17,286,255	17,286,255
Total International Commercial Paper		1,128,091,336	1,128,077,707

U.S. Commercial Paper — 12.95%
$17,754,000	3M Company 0.03% due 02/19/14	17,753,734	17,753,734
8,945,000	3M Company 0.04% due 03/13/14	8,944,602	8,944,602
4,992,000	3M Company 0.04% due 03/17/14	4,991,756	4,991,756
4,010,000	3M Company 0.04% due 03/19/14	4,009,795	4,009,795
5,180,000	3M Company 0.04% due 03/20/14	5,179,729	5,179,729
4,812,000	3M Company 0.04% due 03/24/14	4,811,727	4,811,727
8,049,000	Abbott Laboratories 0.07% due 02/04/14	8,048,953	8,048,953
8,069,000	Abbott Laboratories 0.09% due 03/06/14	8,068,334	8,068,334
15,438,000	Abbott Laboratories 0.09% due 03/07/14	15,436,688	15,436,688
24,374,000	Abbott Laboratories 0.09% due 03/10/14	24,371,745	24,371,745
5,428,000	Abbott Laboratories 0.09% due 03/14/14	5,427,444	5,427,444
15,023,000	Abbott Laboratories 0.09% due 04/01/14	15,020,784	15,020,784
20,682,000	Abbott Laboratories 0.10% due 03/14/14	20,679,645	20,679,645
13,258,000	Abbott Laboratories 0.10% due 04/01/14	13,255,827	13,255,827
7,361,000	Abbott Laboratories 0.10% due 04/04/14	7,359,732	7,360,330
6,798,000	Abbott Laboratories 0.10% due 04/14/14	6,796,640	6,797,187
10,342,000	BHP Billiton Finance USA Limited 0.08% due 02/05/14	10,341,908	10,341,908
4,519,000	Block Financial LLC 0.28% due 02/07/14	4,518,789	4,518,789
6,394,000	Campbell Soup Company 0.20% due 02/24/14	6,393,183	6,393,183
14,893,000	Caterpillar Financial Services Company 0.10% due 04/15/14	14,889,980	14,889,235
8,329,000	Celgene Corporation 0.26% due 03/14/14	8,326,534	8,326,534
17,779,000	Celgene Corporation 0.28% due 02/21/14	17,776,234	17,776,234
7,155,000	Celgene Corporation 0.28% due 04/11/14	7,151,160	7,151,105
8,341,000	Chevron Corporation 0.05% due 02/06/14	8,340,942	8,340,942
8,765,000	Chevron Corporation 0.06% due 03/19/14	8,764,328	8,764,328
19,923,000	Chevron Corporation 0.07% due 02/11/14	19,922,613	19,922,613
12,080,000	Chevron Corporation 0.07% due 03/17/14	12,078,966	12,078,966
34,793,000	Chevron Corporation 0.08% due 02/13/14	34,792,072	34,792,072
8,535,000	Chevron Corporation 0.08% due 02/20/14	8,534,640	8,534,640
18,926,000	Chevron Corporation 0.09% due 03/04/14	18,924,533	18,924,533
28,161,000	Chevron Corporation 0.09% due 03/05/14	28,158,747	28,158,747
11,179,000	Church & Dwight Company, Inc. 0.28% due 02/20/14	11,177,348	11,177,348
7,790,000	Cisco Systems, Inc. 0.07% due 03/19/14	7,789,303	7,789,303
12,984,000	Cisco Systems, Inc. 0.07% due 03/20/14	12,982,813	12,982,813
11,036,000	Coca-Cola Company 0.09% due 04/03/14	11,034,317	11,034,460
12,367,000	Coca-Cola Company 0.10% due 02/10/14	12,366,691	12,366,691

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.95% — (continued)
$5,977,000	Coca-Cola Company 0.10% due 02/18/14	$5,976,718	$5,976,718
10,408,000	Coca-Cola Company 0.10% due 02/19/14	10,407,480	10,407,480
14,134,000	Coca-Cola Company 0.10% due 03/05/14	14,132,744	14,132,744
11,556,000	Coca-Cola Company 0.10% due 04/25/14	11,553,336	11,553,411
17,346,000	Coca-Cola Company 0.11% due 04/21/14	17,341,813	17,342,415
12,390,000	Coca-Cola Company 0.11% due 04/22/14	12,386,971	12,387,380
10,342,000	Coca-Cola Company 0.12% due 03/19/14	10,340,414	10,340,414
9,423,000	Coca-Cola Company 0.13% due 04/10/14	9,420,686	9,421,447
10,691,000	Coca-Cola Company 0.13% due 04/11/14	10,688,336	10,689,191
5,481,000	Colgate-Palmolive Company 0.05% due 02/06/14	5,480,962	5,480,962
5,058,000	ConocoPhillips 0.08% due 03/03/14	5,057,663	5,057,663
7,717,000	ConocoPhillips 0.10% due 04/21/14	7,715,307	7,715,405
18,774,000	ConocoPhillips 0.11% due 04/17/14	18,769,698	18,770,393
1,622,000	ConocoPhillips 0.12% due 03/24/14	1,621,724	1,621,724
5,778,000	Corning, Inc. 0.17% due 03/13/14	5,776,909	5,776,909
5,521,000	Corning, Inc. 0.18% due 03/11/14	5,519,951	5,519,951
9,664,000	Corning, Inc. 0.18% due 03/12/14	9,662,116	9,662,116
6,291,000	Deere & Company 0.07% due 02/10/14	6,290,890	6,290,890
3,207,000	Deere & Company 0.08% due 02/27/14	3,206,815	3,206,815
4,895,000	Devon Energy Corporation 0.22% due 02/03/14	4,894,940	4,894,940
5,672,000	Devon Energy Corporation 0.22% due 02/10/14	5,671,688	5,671,688
4,628,000	Devon Energy Corporation 0.22% due 02/13/14	4,627,661	4,627,661
11,570,000	Devon Energy Corporation 0.22% due 02/14/14	11,569,081	11,569,081
5,649,000	Diageo Capital PLC 0.27% due 02/25/14	5,647,983	5,647,983
8,945,000	Dominion Resources, Inc. 0.23% due 02/21/14	8,943,857	8,943,857
10,292,000	Dominion Resources, Inc. 0.25% due 04/08/14	10,287,283	10,286,694
13,348,000	Dominion Resources, Inc. 0.26% due 02/10/14	13,347,132	13,347,132
10,561,000	Dominion Resources, Inc. 0.27% due 04/07/14	10,555,852	10,555,656
4,812,000	Dow Chemical Company 0.18% due 02/11/14	4,811,759	4,811,759
11,002,000	Emerson Electric Company 0.05% due 02/21/14	11,001,694	11,001,694
6,440,000	Emerson Electric Company 0.06% due 03/21/14	6,439,485	6,439,485
12,439,000	Emerson Electric Company 0.08% due 03/10/14	12,437,977	12,437,977
2,856,000	Emerson Electric Company 0.08% due 04/30/14	2,855,441	2,855,301
27,842,000	Exxon Mobil Corporation 0.05% due 02/03/14	27,841,923	27,841,923
11,836,000	Exxon Mobil Corporation 0.05% due 02/20/14	11,835,688	11,835,688
10,485,000	Exxon Mobil Corporation 0.05% due 04/04/14	10,484,097	10,482,377
22,055,000	Exxon Mobil Corporation 0.06% due 02/05/14	22,054,853	22,054,853
19,365,000	Exxon Mobil Corporation 0.06% due 02/07/14	19,364,806	19,364,806
7,627,000	Exxon Mobil Corporation 0.06% due 03/07/14	7,626,568	7,626,568
11,960,000	Exxon Mobil Corporation 0.07% due 02/10/14	11,959,791	11,959,791
8,945,000	Exxon Mobil Corporation 0.07% due 03/14/14	8,944,287	8,944,287
5,189,000	Exxon Mobil Corporation 0.07% due 03/17/14	5,188,556	5,188,556
20,393,000	Exxon Mobil Corporation 0.07% due 03/18/14	20,391,216	20,391,216
10,148,000	Exxon Mobil Corporation 0.07% due 03/19/14	10,147,092	10,147,092
11,587,000	Exxon Mobil Corporation 0.08% due 04/07/14	11,585,326	11,583,898
4,977,000	Google, Inc. 0.06% due 03/11/14	4,976,685	4,976,685
12,238,000	Google, Inc. 0.07% due 02/11/14	12,237,762	12,237,762

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.95% — (continued)
$14,986,000	Google, Inc. 0.08% due 03/05/14	$14,984,934	$14,984,934
5,005,000	Google, Inc. 0.09% due 02/18/14	5,004,787	5,004,787
15,076,000	Google, Inc. 0.10% due 04/01/14	15,073,529	15,073,529
11,960,000	Harley-Davidson, Inc. 0.18% due 02/12/14	11,959,342	11,959,342
4,433,000	Honeywell International, Inc. 0.08% due 05/13/14	4,432,005	4,431,116
19,476,000	Honeywell International, Inc. 0.10% due 04/28/14	19,471,347	19,469,176
7,704,000	Illinois Tool Works, Inc. 0.07% due 02/21/14	7,703,700	7,703,700
4,187,000	Illinois Tool Works, Inc. 0.07% due 02/24/14	4,186,813	4,186,813
5,012,000	Illinois Tool Works, Inc. 0.07% due 02/26/14	5,011,756	5,011,756
7,248,000	Illinois Tool Works, Inc. 0.09% due 02/18/14	7,247,692	7,247,692
14,930,000	IntercontinentalExchange Group, Inc. 0.24% due 02/06/14	14,929,502	14,929,502
15,617,000	IntercontinentalExchange Group, Inc. 0.25% due 03/21/14	15,611,794	15,611,794
3,264,000	Medtronic, Inc. 0.06% due 02/04/14	3,263,984	3,263,984
1,179,000	Medtronic, Inc. 0.06% due 03/11/14	1,178,925	1,178,925
5,926,000	Medtronic, Inc. 0.09% due 03/04/14	5,925,541	5,925,541
9,038,000	Medtronic, Inc. 0.09% due 03/18/14	9,036,983	9,036,983
7,901,000	Medtronic, Inc. 0.11% due 03/04/14	7,900,252	7,900,252
9,953,000	Merck & Company, Inc. 0.04% due 02/06/14	9,952,945	9,952,945
12,080,000	Merck & Company, Inc. 0.06% due 03/14/14	12,079,175	12,079,175
16,132,000	Merck & Company, Inc. 0.08% due 02/14/14	16,131,534	16,131,534
14,532,000	Microsoft Corporation 0.07% due 02/12/14	14,531,689	14,531,689
8,257,000	Microsoft Corporation 0.08% due 02/12/14	8,256,798	8,256,798
9,456,000	National Grid USA 0.32% due 04/02/14	9,450,957	9,451,658
6,451,000	National Grid USA 0.36% due 02/03/14	6,450,875	6,450,875
11,687,000	National Grid USA 0.38% due 02/25/14	11,684,117	11,684,117
8,535,000	Parker-Hannifin Corporation 0.08% due 02/13/14	8,534,772	8,534,772
9,664,000	Parker-Hannifin Corporation 0.08% due 02/19/14	9,663,613	9,663,613
9,436,000	PepsiCo, Inc. 0.04% due 02/27/14	9,435,727	9,435,727
7,434,000	PepsiCo, Inc. 0.05% due 03/10/14	7,433,618	7,433,618
5,926,000	PepsiCo, Inc. 0.06% due 02/03/14	5,925,980	5,925,980
7,248,000	PepsiCo, Inc. 0.06% due 03/03/14	7,247,638	7,247,638
5,778,000	PepsiCo, Inc. 0.06% due 03/04/14	5,777,701	5,777,701
16,003,000	Pfizer, Inc. 0.06% due 03/05/14	16,002,146	16,002,146
22,254,000	Pfizer, Inc. 0.06% due 03/06/14	22,252,776	22,252,776
13,953,000	Pfizer, Inc. 0.07% due 03/06/14	13,952,105	13,952,105
18,336,000	Pfizer, Inc. 0.07% due 03/12/14	18,334,610	18,334,610
11,490,000	Pfizer, Inc. 0.08% due 03/13/14	11,488,979	11,488,979
4,504,000	Pfizer, Inc. 0.09% due 03/12/14	4,503,561	4,503,561
3,276,000	Pfizer, Inc. 0.10% due 03/06/14	3,275,700	3,275,700
16,946,000	Pfizer, Inc. 0.10% due 03/10/14	16,944,258	16,944,258
7,866,000	Pfizer, Inc. 0.10% due 03/20/14	7,864,973	7,864,973
10,411,000	Philip Morris International, Inc. 0.07% due 02/06/14	10,410,899	10,410,899
9,953,000	Philip Morris International, Inc. 0.08% due 03/13/14	9,952,115	9,952,115
9,201,000	Philip Morris International, Inc. 0.08% due 03/14/14	9,200,162	9,200,162
11,490,000	Philip Morris International, Inc. 0.09% due 02/11/14	11,489,713	11,489,713
9,580,000	Philip Morris International, Inc. 0.09% due 03/11/14	9,579,090	9,579,090
9,580,000	Philip Morris International, Inc. 0.09% due 03/12/14	9,579,066	9,579,066

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.95% — (continued)
$8,945,000	Philip Morris International, Inc. 0.09% due 03/17/14	$8,944,016	$8,944,016
13,595,000	Philip Morris International, Inc. 0.10% due 03/18/14	13,593,301	13,593,301
14,893,000	Philip Morris International, Inc. 0.10% due 03/24/14	14,890,890	14,890,890
10,561,000	Philip Morris International, Inc. 0.11% due 03/24/14	10,559,354	10,559,354
11,587,000	Philip Morris International, Inc. 0.13% due 04/16/14	11,583,904	11,582,534
8,020,000	Philip Morris International, Inc. 0.14% due 04/17/14	8,017,661	8,016,851
11,127,000	Precision Castparts Corporation 0.10% due 02/14/14	11,126,598	11,126,598
7,248,000	Precision Castparts Corporation 0.10% due 03/13/14	7,247,195	7,247,195
3,045,000	Precision Castparts Corporation 0.11% due 03/06/14	3,044,693	3,044,693
7,229,000	Procter & Gamble Company 0.06% due 02/04/14	7,228,964	7,228,964
11,528,000	Procter & Gamble Company 0.06% due 02/05/14	11,527,923	11,527,923
13,348,000	Procter & Gamble Company 0.08% due 03/07/14	13,346,991	13,346,991
16,003,000	Procter & Gamble Company 0.08% due 03/11/14	16,001,649	16,001,649
10,668,000	Procter & Gamble Company 0.08% due 03/12/14	10,667,075	10,667,075
11,127,000	Procter & Gamble Company 0.08% due 03/13/14	11,126,011	11,126,011
18,336,000	Procter & Gamble Company 0.08% due 03/17/14	18,334,207	18,334,207
15,444,000	Procter & Gamble Company 0.09% due 03/19/14	15,442,224	15,442,224
4,993,000	Procter & Gamble Company 0.09% due 03/25/14	4,992,351	4,992,351
19,923,000	Procter & Gamble Company 0.10% due 02/11/14	19,922,447	19,922,447
3,578,000	Rockwell Collins, Inc. 0.27% due 03/12/14	3,576,953	3,576,953
4,311,000	Rockwell Collins, Inc. 0.28% due 02/20/14	4,310,363	4,310,363
8,329,000	Syngenta Wilmington, Inc. 0.08% due 03/13/14	8,328,260	8,328,260
6,591,000	Toyota Motor Credit Corporation 0.06% due 02/04/14	6,590,967	6,590,967
10,485,000	Viacom, Inc. 0.16% due 02/04/14	10,484,860	10,484,860
9,929,000	Wal-Mart Stores, Inc. 0.04% due 02/07/14	9,928,934	9,928,934
11,771,000	Wal-Mart Stores, Inc. 0.05% due 02/10/14	11,770,853	11,770,853
11,771,000	Wal-Mart Stores, Inc. 0.05% due 02/11/14	11,770,837	11,770,837
11,836,000	Wal-Mart Stores, Inc. 0.06% due 02/18/14	11,835,665	11,835,665
11,836,000	Wal-Mart Stores, Inc. 0.06% due 02/26/14	11,835,507	11,835,507
5,674,000	Wal-Mart Stores, Inc. 0.07% due 04/29/14	5,673,040	5,673,043
11,597,000	Wal-Mart Stores, Inc. 0.08% due 04/29/14	11,594,758	11,595,044
29,849,000	Walt Disney Company 0.07% due 02/14/14	29,848,245	29,848,245
34,441,000	Walt Disney Company 0.09% due 03/03/14	34,438,417	34,438,417
10,342,000	Walt Disney Company 0.09% due 03/26/14	10,340,630	10,340,630
6,248,000	Walt Disney Company 0.09% due 03/27/14	6,247,157	6,247,157
11,879,000	Walt Disney Company 0.09% due 03/28/14	11,877,367	11,877,367
10,342,000	Walt Disney Company 0.10% due 03/24/14	10,340,535	10,340,535
5,654,000	Walt Disney Company 0.10% due 03/28/14	5,653,136	5,653,136
12,224,000	Walt Disney Company 0.10% due 04/07/14	12,221,793	12,222,117
11,879,000	Walt Disney Company 0.11% due 04/11/14	11,876,495	11,876,990
Total U.S. Commercial Paper		1,831,955,656	1,831,952,135
Total Commercial Paper		2,960,046,992	2,960,029,842
Total Investments — 99.72%		$11,319,556,747	14,108,935,364
Other Assets in Excess of Liabilities — 0.28%			40,252,170
Net Assets — 100.00%			$14,149,187,534

(a)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

(b)	Non-income producing security/commodity.
(c)	Security is deemed illiquid. At January 31, 2014, the value of these securities amounted to $92,085,012 or 0.65% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $59,223,556 or 0.42% of net assets.
(e)	Represents non-voting class of shares.
(f)	Represents securities that are subject to legal or contractual restrictions on resale. At January 31, 2014, the value of these securities amounted to $51,027,509 or 0.36% of net assets.
(g)	Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.
(h)	Payment-in-kind security.
(i)	Floating rate security. Rate shown is the rate in effect at January 31, 2014.
(j)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(k)	This security is convertible until September 27, 2017.

At January 31, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,439,595,056
Gross unrealized depreciation	(650,216,439)
Net unrealized appreciation	$2,789,378,617

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies

EUR	—	Euro
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 8.26% due 07/31/16	07/30/09	$14,240,891	$1.35
FINEL 9.50% due 06/30/17	06/22/05	14,365,843	1.01
FINEL	07/14/99	9,166,547	0.49
Legris Industries SA	04/30/04	23,119,325	22.62

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2014	UNREALIZED APPRECIATION AT JANUARY 31, 2014	UNREALIZED DEPRECIATION AT JANUARY 31, 2014
03/19/14	8,234,000	British Pound	$13,434,224	$13,531,508	$—	$(97,284)
04/16/14	8,234,000	British Pound	13,429,983	13,528,615	—	(98,632)
05/13/14	16,468,000	British Pound	26,871,412	27,060,163	—	(188,751)
06/18/14	8,234,000	British Pound	13,429,325	13,521,914	—	(92,589)
07/16/14	6,104,000	British Pound	10,034,390	10,021,777	12,613	—
03/19/14	188,919,000	Euro	254,096,266	254,798,682	—	(702,416)
04/16/14	111,698,000	Euro	151,364,770	150,652,119	712,651	—
05/13/14	256,156,000	Euro	340,288,575	345,487,220	—	(5,198,645)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2014	UNREALIZED APPRECIATION AT JANUARY 31, 2014	UNREALIZED DEPRECIATION AT JANUARY 31, 2014
06/18/14	57,365,000	Euro	79,128,315	77,378,820	1,749,495	—
07/16/14	138,065,000	Euro	187,105,688	186,244,079	861,609	—
03/19/14	30,671,200,000	Japanese Yen	309,513,094	300,261,222	9,251,872	—
04/16/14	20,381,983,000	Japanese Yen	204,347,132	199,565,093	4,782,039	—
05/13/14	46,509,348,000	Japanese Yen	471,461,302	455,342,099	16,119,203	—
06/18/14	24,006,741,000	Japanese Yen	234,479,757	235,153,792	—	(674,035)
07/16/14	19,188,887,000	Japanese Yen	183,218,949	187,998,143	—	(4,779,194)
			$2,492,203,182	$2,470,545,246	$33,489,482	$(11,831,546)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2014	UNREALIZED APPRECIATION AT JANUARY 31, 2014	UNREALIZED DEPRECIATION AT JANUARY 31, 2014
03/19/14	10,554,000,000	Japanese Yen	$100,720,523	$103,320,279	$2,599,756	$—
04/16/14	2,000,000,000	Japanese Yen	19,091,803	19,582,500	490,697	—
05/13/14	12,369,838,000	Japanese Yen	118,730,979	121,107,722	2,376,743	—
06/18/14	4,000,000,000	Japanese Yen	38,181,601	39,181,293	999,692	—
			$276,724,906	$283,191,794	$6,466,888	$—

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31,2013	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31,2014	MARKET VALUE JANUARY 31,2014	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
As One Corporation	1,299,640	—	—	1,299,640	$29,663,898	$—	$—
Catalyst Paper Corporation	1,266,835	—	—	1,266,835	2,502,391	—	—
Chofu Seisakusho Company Limited	2,023,800	—	—	2,023,800	45,459,734	—	260,948
FINEL	11,593,581	—	—	11,593,581	5,629,053	—	—
Fursys, Inc.	872,463	—	—	872,463	25,146,432	—	—
Haw Par Corporation Limited	25,512,113	—	—	25,512,113	166,850,318	—	—
Gaumont SA	364,373	—	—	364,373	20,640,047	—	—
Japan Wool Textile Company Limited	6,407,900	—	57,000	6,350,900	46,060,653	(56,971)	559,727
Jumbo SA*	9,086,616	—	2,617,011	6,469,605	109,941,969	23,351,739	—
Laurent-Perrier	558,938	—	—	558,938	53,447,214	—	—
Legris Industries SA	896,416	—	—	896,416	20,274,860	—	—
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	21,215,717	—	135
Nitto Kohki Company Limited	2,254,200	—	539,700	1,714,500	30,725,746	(757,852)	—
Robertet SA	235,837	—	—	235,837	53,121,413	—	—
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	44,916,215	—	150,808
Wienerberger AG	5,915,786	—	11,900	5,903,886	93,560,176	(19,971)	—
Yomeishu Seizo Company Limited*	2,535,900	—	2,535,900	—	—	(4,587,274)	—
Total					$769,155,836	$17,929,671	$971,618

* Not an affiliated issuer as of January 31, 2014.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	9.32%
Consumer Staples	7.92
Energy	5.62
Financials	10.14
Health Care	5.98
Industrials	14.26
Information Technology	5.59
Materials	11.21
Telecommunication Services	1.61
Utilities	0.82
Total International Common Stocks	72.47
U.S. Common Stock
Materials	0.14
Total U.S. Common Stock	0.14
International Preferred Stocks
Consumer Discretionary	0.66
Consumer Staples	0.06
Total International Preferred Stocks	0.72
Right	0.00
Commodity	4.41
Term Loans	0.08
International Convertible Bond
Consumer Staples	0.13
Total International Convertible Bond	0.13
International Corporate Bonds
Financials	0.10
Materials	0.75
Total International Corporate Bonds	0.85
Commercial Paper
International Commercial Paper	7.97
U.S. Commercial Paper	12.95
Total Commercial Paper	20.92
Total Investments	99.72%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • January 31, 2014

FIRST EAGLE

U.S. Value Fund

Consolidated Schedule of Investments • Period Ended January 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 75.44%

U.S. Common Stocks — 66.00%

Consumer Discretionary 5.56%
1,893,131	Comcast Corporation, Class ‘A’	$31,503,612	$99,105,408
829,920	Omnicom Group, Inc.	27,594,760	60,235,594
513,832	H&R Block, Inc.	8,679,469	15,620,493
587	St. John Knits International, Inc. (a)(b)	18,197	3,181
		67,796,038	174,964,676
Consumer Staples 4.45%
2,163,724	Sysco Corporation	61,615,450	75,903,438
416,017	Colgate-Palmolive Company	16,058,762	25,472,721
392,125	Lorillard, Inc.	14,933,820	19,300,392
239,741	Wal-Mart Stores, Inc.	11,316,568	17,903,858
77,388	Limoneira Company	1,488,691	1,607,349
		105,413,291	140,187,758
Energy 5.73%
813,231	ConocoPhillips	35,238,964	52,819,353
799,714	Devon Energy Corporation	45,348,877	47,359,063
552,728	National Oilwell Varco, Inc.	42,746,547	41,460,127
1,033,843	San Juan Basin Royalty Trust	20,806,015	18,019,884
136,180	Apache Corporation	8,754,244	10,929,807
114,653	SEACOR Holdings, Inc. (a)	7,325,758	9,651,490
		160,220,405	180,239,724
Financials 16.09%
2,380,687	Bank of New York Mellon Corporation	56,858,996	76,086,756
348	Berkshire Hathaway, Inc., Class ‘A’ (a)	33,942,059	58,990,141
576,292	American Express Company	15,778,792	48,996,346
1,301,624	BB&T Corporation	32,558,297	48,693,754
909,387	Cincinnati Financial Corporation	23,430,594	44,059,800
117,066	Alleghany Corporation (a)	34,293,700	43,587,184
1,077,839	U.S. Bancorp	26,583,108	42,822,543
1,266,926	Weyerhaeuser Company, REIT	19,793,010	37,855,749
723,501	Plum Creek Timber Company, Inc., REIT	25,608,297	31,161,188
623,617	WR Berkley Corporation	17,117,992	24,171,395
264,750	Mastercard, Inc., Class ‘A’	6,238,655	20,036,280
88,741	Visa, Inc., Class ‘A’	6,401,468	19,117,474
221,755	Rayonier, Inc., REIT	4,432,285	9,814,876

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 66.00% — (continued)

Financials 16.09% — (continued)
40,290	First American Financial Corporation	$935,052	$1,044,317
		303,972,305	506,437,803
Health Care 1.81%
501,576	WellPoint, Inc.	25,342,086	43,135,536
157,332	Johnson & Johnson	9,342,163	13,919,162
		34,684,249	57,054,698
Industrials 8.92%
548,591	3M Company	39,704,884	70,323,880
1,172,012	Cintas Corporation	34,939,535	66,886,725
395,788	Alliant Techsystems, Inc.	20,742,585	56,874,736
391,648	Northrop Grumman Corporation	22,805,154	45,254,926
275,360	Lockheed Martin Corporation	19,492,509	41,554,578
		137,684,667	280,894,845
Information Technology 19.21%
2,992,414	Oracle Corporation	88,661,653	110,420,077
2,832,784	Microsoft Corporation	73,082,827	107,220,874
3,528,437	Intel Corporation	70,191,274	86,587,844
3,516,103	Cisco Systems, Inc.	59,104,458	77,037,817
1,164,526	Linear Technology Corporation	30,884,025	51,867,988
1,028,832	Teradata Corporation (a)	44,172,492	42,305,572
1,767,965	Rofin-Sinar Technologies, Inc. (a)(c)	40,434,497	40,839,991
31,949	Google, Inc., Class ‘A’ (a)	16,848,164	37,730,811
296,825	Automatic Data Processing, Inc.	10,811,769	22,736,795
684,834	Comtech Telecommunications Corporation	21,502,635	20,832,650
168,245	NetApp, Inc.	5,327,723	7,123,493
		461,021,517	604,703,912
Materials 3.21%
556,495	Scotts Miracle-Gro Company, Class ‘A’	24,006,922	33,050,238
458,895	Vulcan Materials Company	18,379,080	28,327,588
210,564	Martin Marietta Materials, Inc.	17,791,643	22,953,582
414,742	Newmont Mining Corporation	18,535,645	8,958,427
118,375	Deltic Timber Corporation	5,840,421	7,612,696
		84,553,711	100,902,531
Utilities 1.02%
325,405	Entergy Corporation	21,557,230	20,510,277
216,687	IDACorp, Inc.	6,780,723	11,425,906
		28,337,953	31,936,183
Total U.S. Common Stocks		1,383,684,136	2,077,322,130

International Common Stocks — 9.44%

Australia 0.75%
2,786,533	Newcrest Mining Limited	64,032,804	23,532,827

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 9.44% — (continued)

Canada 6.18%
2,006,857	Canadian Natural Resources Limited	$57,807,350	$65,805,089
1,347,922	Potash Corporation of Saskatchewan, Inc.	51,976,885	42,216,917
1,117,026	Goldcorp, Inc.	35,102,794	27,802,777
736,944	Agnico-Eagle Mines Limited	34,242,603	22,933,764
2,421,903	Penn West Petroleum Limited	35,920,589	18,091,615
883,376	Barrick Gold Corporation	16,162,167	17,031,489
354,331	Catalyst Paper Corporation (a)(b)	6,095	699,913
		231,218,483	194,581,564
France 0.94%
607,023	Sanofi, ADR	22,340,036	29,683,425

Mexico 0.52%
1,287,035	Fresnillo PLC	28,070,619	16,280,736

South Africa 0.26%
2,158,070	Gold Fields Limited, ADR	26,366,831	7,510,083
118,687	Sibanye Gold Limited, ADR	832,065	684,824
		27,198,896	8,194,907
United Kingdom 0.79%
577,724	Willis Group Holdings PLC	16,052,076	24,876,795
Total International Common Stocks		388,912,914	297,150,254
Total Common Stocks		1,772,597,050	2,374,472,384
U.S. Preferred Stock — 0.16%

Consumer Staples 0.16%
168,915	Seneca Foods Corporation, Series ‘2003’ (a)(b)(d)(e)	2,542,170	4,910,359

Warrant — 0.52%

United States 0.52%
902,823	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	10,834,326	16,467,492

OUNCES

Commodity — 4.31%
109,000	Gold bullion (a)	130,107,683	135,714,191

PRINCIPAL

Bonds — 2.22%

International Corporate Bond — 0.11%

Canada 0.11%
4,252,418 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (f)	4,252,418	3,444,458

U.S. Convertible Bond — 1.08%
$32,480,000	Advanced Micro Devices, Inc. 6.00% due 05/01/15 (g)	31,290,525	34,063,400

U.S. Corporate Bonds — 1.03%
600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	523,166	564,000
23,411,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (h)	25,030,330	25,605,781

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 1.03% — (continued)
$5,975,000	Mueller Water Products, Inc. 7.375% due 06/01/17	$5,221,992	$6,169,188
Total U.S. Corporate Bonds		30,775,488	32,338,969
Total Bonds		66,318,431	69,846,827

Commercial Paper — 17.78%

International Commercial Paper — 4.88%

Canada 0.34%
1,752,000 USD	Suncor Energy, Inc. 0.22% due 03/18/14	1,751,518	1,751,518
1,088,000 USD	Suncor Energy, Inc. 0.23% due 04/03/14	1,087,576	1,087,490
3,221,000 USD	Suncor Energy, Inc. 0.24% due 02/19/14	3,220,614	3,220,614
2,108,000 USD	Suncor Energy, Inc. 0.25% due 03/04/14	2,107,546	2,107,546
2,219,000 USD	Suncor Energy, Inc. 0.25% due 03/12/14	2,218,399	2,218,399
352,000 USD	Total Capital Limited 0.07% due 04/17/14	351,948	351,873

France 0.49%
1,508,000 USD	Électricité de France SA 0.10% due 03/17/14	1,507,816	1,507,816
3,163,000 USD	Électricité de France SA 0.13% due 02/28/14	3,162,692	3,162,692
4,172,000 USD	Électricité de France SA 0.14% due 03/07/14	4,171,448	4,171,448
1,360,000 USD	GDF Suez SA 0.20% due 04/04/14	1,359,532	1,359,588
1,224,000 USD	GDF Suez SA 0.20% due 04/22/14	1,223,456	1,223,474
1,623,000 USD	GDF Suez SA 0.21% due 03/03/14	1,622,716	1,622,716
664,000 USD	GDF Suez SA 0.22% due 02/11/14	663,959	663,959
1,623,000 USD	Sanofi 0.09% due 03/07/14	1,622,862	1,622,862

Germany 0.57%
836,000 USD	Siemens Company 0.10% due 03/20/14	835,891	835,891
4,807,000 USD	Siemens Company 0.10% due 03/24/14	4,806,319	4,806,319
10,511,000 USD	Siemens Company 0.10% due 03/31/14	10,509,307	10,509,307
1,928,000 USD	Siemens Company 0.12% due 03/26/14	1,927,659	1,927,659

Italy 0.49%
13,074,000 USD	Eni S.p.A. 0.26% due 04/10/14	13,067,579	13,067,761

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.88% — (continued)

Italy 0.49% — (continued)
1,508,000 USD	Eni S.p.A. 0.32% due 03/21/14	$1,507,357	$1,507,357
748,000 USD	Eni S.p.A. 0.32% due 04/03/14	747,594	747,688

Japan 0.21%
1,889,000 USD	Honda Corporation 0.10% due 02/19/14	1,888,906	1,888,906
1,915,000 USD	Honda Corporation 0.10% due 03/07/14	1,914,819	1,914,819
1,197,000 USD	Honda Corporation 0.10% due 03/10/14	1,196,877	1,196,877
1,611,000 USD	Mitsui & Company Limited 0.13% due 02/03/14	1,610,988	1,610,988

Switzerland 1.36%
1,632,000 USD	ABB Limited 0.14% due 03/19/14	1,631,708	1,631,708
5,908,000 USD	Nestlé SA 0.04% due 02/03/14	5,907,987	5,907,987
1,201,000 USD	Nestlé SA 0.05% due 03/21/14	1,200,920	1,200,920
1,508,000 USD	Nestlé SA 0.06% due 04/04/14	1,507,844	1,507,863
2,395,000 USD	Nestlé SA 0.07% due 02/04/14	2,394,986	2,394,986
2,705,000 USD	Nestlé SA 0.10% due 02/07/14	2,704,955	2,704,955
13,232,000 USD	Roche Holdings, Inc. 0.05% due 04/02/14	13,230,897	13,228,839
7,074,000 USD	Roche Holdings, Inc. 0.06% due 04/02/14	7,073,293	7,072,310
7,074,000 USD	Roche Holdings, Inc. 0.06% due 04/03/14	7,073,281	7,072,269

United Kingdom 1.42%
1,122,000 USD	AstraZeneca PLC 0.07% due 03/21/14	1,121,895	1,121,895
1,773,000 USD	BP Capital Markets PLC 0.06% due 02/05/14	1,772,988	1,772,988
711,000 USD	BP Capital Markets PLC 0.07% due 02/03/14	710,997	710,997
5,767,000 USD	Royal Dutch Shell PLC 0.05% due 03/21/14	5,766,616	5,766,616
5,621,000 USD	Royal Dutch Shell PLC 0.06% due 02/07/14	5,620,944	5,620,944
8,428,000 USD	Royal Dutch Shell PLC 0.08% due 02/20/14	8,427,644	8,427,644
3,597,000 USD	Royal Dutch Shell PLC 0.08% due 02/21/14	3,596,840	3,596,840

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.88% — (continued)

United Kingdom 1.42% — (continued)
623,000 USD	Royal Dutch Shell PLC 0.08% due 02/25/14	$622,967	$622,967
6,465,000 USD	Vodafone Group PLC 0.26% due 03/04/14	6,463,553	6,463,553
798,000 USD	Vodafone Group PLC 0.26% due 03/06/14	797,810	797,810
7,329,000 USD	Vodafone Group PLC 0.26% due 03/10/14	7,327,041	7,327,041
2,395,000 USD	Vodafone Group PLC 0.26% due 03/11/14	2,394,343	2,394,343
Total International Commercial Paper		153,434,887	153,431,042

U.S. Commercial Paper — 12.90%
$1,254,000	3M Company 0.03% due 02/19/14	1,253,981	1,253,981
3,282,000	3M Company 0.04% due 03/13/14	3,281,854	3,281,854
12,537,000	3M Company 0.04% due 03/19/14	12,536,359	12,536,359
14,446,000	3M Company 0.04% due 03/20/14	14,445,246	14,445,246
13,844,000	3M Company 0.04% due 03/24/14	13,843,215	13,843,215
1,118,000	Abbott Laboratories 0.09% due 03/06/14	1,117,908	1,117,908
629,000	Abbott Laboratories 0.09% due 03/14/14	628,936	628,936
13,178,000	AmerisourceBergen Corporation 0.22% due 02/03/14	13,177,839	13,177,839
4,453,000	BHP Billiton Finance USA Limited 0.08% due 02/05/14	4,452,960	4,452,960
2,263,000	Caterpillar Financial Services Company 0.10% due 04/15/14	2,262,541	2,262,428
4,831,000	Celgene Corporation 0.28% due 02/21/14	4,830,248	4,830,248
2,626,000	Celgene Corporation 0.28% due 04/11/14	2,624,591	2,624,570
1,360,000	Chevron Corporation 0.05% due 02/06/14	1,359,991	1,359,991
3,217,000	Chevron Corporation 0.06% due 03/19/14	3,216,753	3,216,753
2,216,000	Chevron Corporation 0.07% due 03/17/14	2,215,810	2,215,810
10,426,000	Chevron Corporation 0.08% due 02/13/14	10,425,722	10,425,722
2,465,000	Chevron Corporation 0.08% due 02/20/14	2,464,896	2,464,896
3,747,000	Chevron Corporation 0.09% due 03/04/14	3,746,710	3,746,710
4,453,000	Chevron Corporation 0.09% due 03/05/14	4,452,644	4,452,644
816,000	Cisco Systems, Inc. 0.07% due 03/19/14	815,927	815,927
1,360,000	Cisco Systems, Inc. 0.07% due 03/20/14	1,359,876	1,359,876
5,908,000	Coca-Cola Company 0.10% due 02/19/14	5,907,705	5,907,705
5,621,000	Coca-Cola Company 0.10% due 03/05/14	5,620,500	5,620,500
1,047,000	Coca-Cola Company 0.11% due 04/21/14	1,046,747	1,046,784
748,000	Coca-Cola Company 0.11% due 04/22/14	747,817	747,842
4,453,000	Coca-Cola Company 0.12% due 03/19/14	4,452,317	4,452,317
3,747,000	Coca-Cola Company 0.13% due 04/10/14	3,746,080	3,746,382
832,000	Colgate-Palmolive Company 0.05% due 02/06/14	831,994	831,994
1,133,000	ConocoPhillips 0.11% due 04/17/14	1,132,740	1,132,782
1,666,000	ConocoPhillips 0.12% due 03/24/14	1,665,717	1,665,717
1,773,000	Corning, Inc. 0.18% due 03/12/14	1,772,654	1,772,654
5,230,000	Deere & Company 0.08% due 02/27/14	5,229,698	5,229,698
2,926,000	Devon Energy Corporation 0.22% due 02/13/14	2,925,785	2,925,785

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.90% — (continued)
$7,315,000	Devon Energy Corporation 0.22% due 02/14/14	$7,314,419	$7,314,419
3,282,000	Dominion Resources, Inc. 0.23% due 02/21/14	3,281,581	3,281,581
13,844,000	Dow Chemical Company 0.18% due 02/11/14	13,843,308	13,843,308
1,275,000	Emerson Electric Company 0.05% due 02/21/14	1,274,965	1,274,965
2,363,000	Emerson Electric Company 0.06% due 03/21/14	2,362,811	2,362,811
2,193,000	Emerson Electric Company 0.08% due 03/10/14	2,192,820	2,192,820
4,708,000	Exxon Mobil Corporation 0.05% due 02/03/14	4,707,987	4,707,987
836,000	Exxon Mobil Corporation 0.05% due 02/20/14	835,978	835,978
1,738,000	Exxon Mobil Corporation 0.06% due 02/07/14	1,737,983	1,737,983
2,108,000	Exxon Mobil Corporation 0.07% due 02/10/14	2,107,963	2,107,963
3,282,000	Exxon Mobil Corporation 0.07% due 03/14/14	3,281,738	3,281,738
1,861,000	Exxon Mobil Corporation 0.07% due 03/19/14	1,860,834	1,860,834
811,000	Google, Inc. 0.06% due 03/11/14	810,949	810,949
2,076,000	Google, Inc. 0.08% due 03/05/14	2,075,852	2,075,852
7,730,000	Google, Inc. 0.10% due 04/01/14	7,728,733	7,728,733
2,108,000	Harley-Davidson, Inc. 0.18% due 02/12/14	2,107,884	2,107,884
13,232,000	Honeywell International, Inc. 0.08% due 05/13/14	13,229,030	13,226,376
2,040,000	Honeywell International, Inc. 0.10% due 04/28/14	2,039,512	2,039,285
525,000	Illinois Tool Works, Inc. 0.07% due 02/26/14	524,974	524,974
1,329,000	Illinois Tool Works, Inc. 0.09% due 02/18/14	1,328,944	1,328,944
7,366,000	IntercontinentalExchange Group, Inc. 0.17% due 02/03/14	7,365,930	7,365,930
2,435,000	IntercontinentalExchange Group, Inc. 0.24% due 02/06/14	2,434,919	2,434,919
6,696,000	Kroger Company 0.20% due 02/03/14	6,695,926	6,695,926
3,520,000	Medtronic, Inc. 0.06% due 03/11/14	3,519,777	3,519,777
1,611,000	Medtronic, Inc. 0.09% due 03/04/14	1,610,875	1,610,875
1,918,000	Medtronic, Inc. 0.11% due 03/04/14	1,917,818	1,917,818
1,623,000	Merck & Company, Inc. 0.04% due 02/06/14	1,622,991	1,622,991
2,216,000	Merck & Company, Inc. 0.06% due 03/14/14	2,215,849	2,215,849
2,132,000	Microsoft Corporation 0.07% due 02/12/14	2,131,954	2,131,954
2,465,000	Parker-Hannifin Corporation 0.08% due 02/13/14	2,464,934	2,464,934
1,773,000	Parker-Hannifin Corporation 0.08% due 02/19/14	1,772,929	1,772,929
449,000	PepsiCo, Inc. 0.05% due 03/10/14	448,977	448,977
1,439,000	PepsiCo, Inc. 0.06% due 02/03/14	1,438,995	1,438,995
5,844,000	PepsiCo, Inc. 0.06% due 02/07/14	5,843,942	5,843,942
1,329,000	PepsiCo, Inc. 0.06% due 03/03/14	1,328,934	1,328,934
4,622,000	Pfizer, Inc. 0.06% due 03/05/14	4,621,753	4,621,753
4,787,000	Pfizer, Inc. 0.06% due 03/06/14	4,786,737	4,786,737
3,001,000	Pfizer, Inc. 0.07% due 03/06/14	3,000,807	3,000,807
2,126,000	Pfizer, Inc. 0.07% due 03/12/14	2,125,839	2,125,839
8,078,000	Pfizer, Inc. 0.10% due 03/20/14	8,076,945	8,076,945
1,623,000	Philip Morris International, Inc. 0.08% due 03/13/14	1,622,856	1,622,856
3,282,000	Philip Morris International, Inc. 0.09% due 03/17/14	3,281,639	3,281,639
2,263,000	Philip Morris International, Inc. 0.10% due 03/24/14	2,262,679	2,262,679
7,074,000	Philip Morris International, Inc. 0.14% due 04/17/14	7,071,937	7,071,222
2,393,000	Precision Castparts Corporation 0.10% due 02/14/14	2,392,914	2,392,914
1,329,000	Precision Castparts Corporation 0.10% due 03/13/14	1,328,852	1,328,852
1,993,000	Precision Castparts Corporation 0.11% due 03/06/14	1,992,799	1,992,799

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.90% — (continued)
$2,893,000	Procter & Gamble Company 0.06% due 02/04/14	$2,892,986	$2,892,986
1,597,000	Procter & Gamble Company 0.06% due 02/05/14	1,596,989	1,596,989
4,622,000	Procter & Gamble Company 0.08% due 03/11/14	4,621,610	4,621,610
3,082,000	Procter & Gamble Company 0.08% due 03/12/14	3,081,733	3,081,733
2,393,000	Procter & Gamble Company 0.08% due 03/13/14	2,392,787	2,392,787
2,126,000	Procter & Gamble Company 0.08% due 03/17/14	2,125,792	2,125,792
9,740,000	Procter & Gamble Company 0.09% due 02/25/14	9,739,416	9,739,416
3,269,000	Procter & Gamble Company 0.09% due 03/25/14	3,268,575	3,268,575
1,313,000	Rockwell Collins, Inc. 0.27% due 03/12/14	1,312,616	1,312,616
1,508,000	Wal-Mart Stores, Inc. 0.04% due 02/07/14	1,507,990	1,507,990
10,511,000	Wal-Mart Stores, Inc. 0.05% due 02/10/14	10,510,869	10,510,869
10,511,000	Wal-Mart Stores, Inc. 0.05% due 02/11/14	10,510,854	10,510,854
836,000	Wal-Mart Stores, Inc. 0.06% due 02/18/14	835,976	835,976
836,000	Wal-Mart Stores, Inc. 0.06% due 02/26/14	835,965	835,965
18,873,000	Walt Disney Company 0.07% due 02/14/14	18,872,523	18,872,523
13,519,000	Walt Disney Company 0.09% due 03/03/14	13,517,986	13,517,986
4,453,000	Walt Disney Company 0.09% due 03/26/14	4,452,410	4,452,410
865,000	Walt Disney Company 0.09% due 03/27/14	864,883	864,883
4,453,000	Walt Disney Company 0.10% due 03/24/14	4,452,369	4,452,369
5,396,000	Walt Disney Company 0.10% due 03/25/14	5,395,221	5,395,221
2,248,000	Walt Disney Company 0.10% due 03/28/14	2,247,657	2,247,657
1,417,000	Walt Disney Company 0.10% due 04/07/14	1,416,744	1,416,782
Total U.S. Commercial Paper		406,076,484	406,073,198
Total Commercial Paper		559,511,371	559,504,240
Total Investments — 100.43%		2,541,911,031	3,160,915,493
Liabilities in Excess of Other Assets — (0.43)%			(13,496,053)
Net Assets — 100.00%			$3,147,419,440

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At January 31, 2014, the value of these securities amounted to $6,177,453 or 0.20% of net assets.
(c)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $4,910,359 or 0.16% of net assets.
(e)	This security is convertible until December 31, 2049.
(f)	Payment-in-kind security.
(g)	This security is convertible until April 30, 2015.
(h)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At January 31, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$754,560,656
Gross unrealized depreciation	(135,556,194)
Net unrealized appreciation	$619,004,462

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

Currencies
USD	—	United States Dollar

Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31,2013	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JANUARY 31,2014	MARKET VALUE JANUARY 31,2014	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Rofin-Sinar Technologies, Inc.	1,840,310	—	72,345	1,767,965	$40,839,991	$(240,203)	$—

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	5.56%
Consumer Staples	4.45
Energy	5.73
Financials	16.09
Health Care	1.81
Industrials	8.92
Information Technology	19.21
Materials	3.21
Utilities	1.02
Total U.S. Common Stocks	66.00
International Common Stocks
Energy	2.67
Financials	0.79
Health Care	0.94
Materials	5.04
Total International Common Stocks	9.44
U.S. Preferred Stock
Consumer Staples	0.16
Total U.S. Preferred Stock	0.16
Warrant	0.52
Commodity	4.31
International Corporate Bond
Materials	0.11
Total International Corporate Bond	0.11
U.S. Convertible Bond
Industrials	1.08
Total U.S. Convertible Bond	1.08
U.S. Corporate Bonds
Consumer Discretionary	0.02
Energy	0.81
Industrials	0.20
Total U.S. Corporate Bonds	1.03
Commercial Paper
International Commercial Paper	4.88

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PERCENT OF NET ASSETS
U.S. Commercial Paper	12.90
Total Commercial Paper	17.78
Total Investments	100.43%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended January 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 77.67%

International Common Stocks — 65.73%

Africa 5.83%
1,050,128	Randgold Resources Limited, ADR	$17,918,841	$72,353,819

Australia 4.99%
5,273,646	Newcrest Mining Limited	156,638,162	44,536,992
6,317,190	Regis Resources Limited	27,634,544	14,926,923
1,318,568	Kingsgate Consolidated Limited	3,953,065	1,298,188
7,991,615	St. Augustine Gold and Copper Limited (a)(b)	8,188,305	1,237,759
		196,414,076	61,999,862
Bermuda 1.10%
4,373,950	Continental Gold Limited (a)	27,708,125	13,706,025

Canada 38.16%
2,461,228	Agnico-Eagle Mines Limited	93,909,918	76,593,636
2,991,720	Goldcorp, Inc.	92,012,899	74,463,911
3,139,764	Barrick Gold Corporation	83,670,622	60,534,650
12,730,772	Kinross Gold Corporation	155,351,273	58,306,936
968,033	Franco-Nevada Corporation	16,689,933	46,978,391
6,935,940	Osisko Mining Corporation (a)(c)	52,101,320	41,600,071
6,443,257	Eldorado Gold Corporation	64,771,164	40,959,156
6,359,731	New Gold, Inc. (a)	15,482,255	36,488,154
2,991,219	IAMGOLD Corporation	11,101,092	10,984,589
1,516,060	Detour Gold Corporation (a)(c)	25,395,963	9,746,343
3,122,100	Alacer Gold Corporation	13,571,110	6,587,596
1,071,100	Primero Mining Corporation (a)	6,046,087	6,020,279
1,300,000	Dundee Precious Metals, Inc. (a)(c)	1,969,513	4,657,239
		632,073,149	473,920,951
Channel Islands 0.23%
3,066,400	Lydian International Limited (a)	6,767,759	2,808,286

Mexico 6.55%
4,063,583	Fresnillo PLC	15,751,246	51,403,513
1,289,602	Industrias Peñoles S.A.B. de C.V.	2,490,226	30,002,966
		18,241,472	81,406,479
South Africa 8.87%
4,649,849	AngloGold Ashanti Limited, ADR	153,876,472	68,073,789
10,184,944	Gold Fields Limited, ADR	94,555,085	35,443,605

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 65.73% — (continued)

South Africa 8.87% — (continued)
2,304,263	Harmony Gold Mining Company Limited, ADR	$19,112,038	$6,636,278
		267,543,595	110,153,672
Total International Common Stocks		1,166,667,017	816,349,094

U.S. Common Stocks — 11.94%

Materials 11.94%
2,843,890	Tahoe Resources, Inc. (a)(c)	38,999,501	50,506,976
2,283,277	Newmont Mining Corporation	84,874,688	49,318,783
867,401	Royal Gold, Inc.	14,962,981	48,522,412
Total U.S. Common Stocks		138,837,170	148,348,171
Total Common Stocks		1,305,504,187	964,697,265

Investment Company — 0.02%
295,557	State Street Institutional U.S. Government Money Market Fund, Institutional Class	295,557	295,557

Warrant — 0.00%

Canada — 0.00%
5,500,000	Great Basin Gold Limited Warrant expire 03/30/14 (a)(b)(d)(e)(f)	664,820	0

OUNCES

Commodity — 17.03%
169,879	Gold bullion (a)	93,979,917	211,513,234

PRINCIPAL

International Convertible Bonds — 2.11%

Canada 2.11%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (d)(e)(g)	30,000,000	26,156,250

South Africa 0.00%
2,000,000 CAD	Great Basin Gold Limited 8.00% due 11/30/14 (c)(d)(e)(f)(h)	1,913,534	0
Total International Convertible Bonds		31,913,534	26,156,250

U.S. Commercial Paper — 2.94%
$17,695,000	AmerisourceBergen Corporation 0.22% due 02/03/14	17,694,784	17,694,784
9,890,000	IntercontinentalExchange Group, Inc. 0.17% due 02/03/14	9,889,906	9,889,906
8,992,000	Kroger Company 0.20% due 02/03/14	8,991,900	8,991,900
Total U.S. Commercial Paper		36,576,590	36,576,590
Total Investments — 99.77%		$1,468,934,605	1,239,238,896
Other Assets in Excess of Liabilities — 0.23%			2,818,229
Net Assets — 100.00%			$1,242,057,125

(a)	Non-income producing security/commodity.
(b)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	Security is deemed illiquid. At January 31, 2014, the value of these securities amounted to $26,156,250 or 2.11% of net assets.

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $26,156,250 or 2.11% of net assets.
(f)	Issuer is in default.
(g)	This security is convertible until November 30, 2017.
(h)	This security is convertible until November 30, 2014.

At January 31, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$334,182,291
Gross unrealized depreciation	(563,878,000)
Net unrealized depreciation	$(229,695,709)

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
PLC	—	Public Limited Company

Currencies
CAD	—	Canadian Dollar
USD	—	United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Materials	65.73%
Total International Common Stocks	65.73
U.S. Common Stocks
Materials	11.94
Total U.S. Common Stocks	11.94
Investment Company	0.02
Warrant	0.00
Commodity	17.03
International Convertible Bonds
Materials	2.11
Total International Convertible Bonds	2.11
U.S. Commercial Paper	2.94
Total Investments	99.77%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

FIRST EAGLE

Global Income Builder Fund

Schedule of Investments • Period Ended January 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 51.52%

U.S. Common Stocks — 15.55%

Consumer Discretionary 0.34%
68,849	H&R Block, Inc.	$1,297,962	$2,093,010

Consumer Staples 2.39%
298,071	Sysco Corporation	9,843,882	10,456,331
47,138	Lorillard, Inc.	1,807,622	2,320,132
35,382	Colgate-Palmolive Company	1,875,389	2,166,440
		13,526,893	14,942,903
Energy 1.59%
107,544	ConocoPhillips	6,412,632	6,984,983
171,334	San Juan Basin Royalty Trust	2,727,490	2,986,352
		9,140,122	9,971,335
Financials 2.46%
128,412	Plum Creek Timber Company, Inc., REIT	5,839,835	5,530,705
84,147	Rayonier, Inc., REIT	4,160,090	3,724,346
69,652	BB&T Corporation	2,334,099	2,605,681
86,201	Weyerhaeuser Company, REIT	2,262,471	2,575,686
19,769	Cincinnati Financial Corporation	751,475	957,808
		15,347,970	15,394,226
Industrials 1.52%
36,574	Lockheed Martin Corporation	3,248,905	5,519,382
20,105	3M Company	1,857,922	2,577,260
12,247	Northrop Grumman Corporation	812,244	1,415,141
		5,919,071	9,511,783
Information Technology 5.91%
281,967	Microsoft Corporation	8,640,324	10,672,451
351,684	Intel Corporation	8,059,215	8,630,325
355,010	Cisco Systems, Inc.	7,422,395	7,778,269
96,809	Linear Technology Corporation	3,402,885	4,311,873
121,641	Comtech Telecommunications Corporation	3,819,561	3,700,319
24,283	Automatic Data Processing, Inc.	1,416,167	1,860,078
		32,760,547	36,953,315
Materials 0.39%
112,125	Newmont Mining Corporation	4,049,489	2,421,900

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 15.55% — (continued)

Utilities 0.95%
94,700	Entergy Corporation	$6,168,322	$5,968,941
Total U.S. Common Stocks		88,210,376	97,257,413

International Common Stocks — 35.97%

Australia 0.18%
133,455	Newcrest Mining Limited	2,767,929	1,127,054

Austria 1.06%
41,572	Mayr Melnhof Karton AG	4,480,210	5,082,576
35,573	OMV AG	1,274,797	1,540,071
		5,755,007	6,622,647
Belgium 0.93%
64,262	Groupe Bruxelles Lambert SA	4,981,073	5,808,632

Bermuda 1.19%
131,600	Jardine Matheson Holdings Limited	6,969,787	7,051,128
36,874	Hiscox Limited	334,580	386,737
		7,304,367	7,437,865
Canada 3.76%
299,535	Cenovus Energy, Inc.	8,761,177	7,832,840
588,005	Penn West Petroleum Limited	6,172,798	4,392,397
128,967	Potash Corporation of Saskatchewan, Inc.	4,601,779	4,039,247
147,192	Goldcorp, Inc.	4,385,202	3,663,609
116,082	Agnico-Eagle Mines Limited	3,661,408	3,612,482
		27,582,364	23,540,575
France 8.01%
277,663	Bouygues SA	7,768,657	10,631,599
84,932	Sanofi	8,184,307	8,339,076
140,263	Total SA	7,313,279	8,009,570
92,488	Ciments Francais SA	5,425,255	7,314,667
117,010	Compagnie de Saint-Gobain	5,460,936	6,149,119
48,031	Neopost SA	2,768,958	4,074,623
94,590	Carrefour SA	2,485,634	3,260,140
28,093	Legrand SA	1,188,883	1,492,259
8,966	Thermador Groupe	805,285	846,471
		41,401,194	50,117,524
Germany 1.23%
138,649	Hamburger Hafen und Logistik AG	3,289,510	3,468,773
35,482	Daimler AG	1,893,021	2,973,203
46,269	SMT Scharf AG	1,389,378	1,279,261
		6,571,909	7,721,237
Hong Kong 2.38%
4,043,000	Mandarin Oriental International Limited	6,864,545	6,792,240
1,413,113	Hopewell Holdings Limited	4,790,197	4,887,051
737,724	Great Eagle Holdings Limited	2,526,140	2,423,035

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 35.97% — (continued)

Hong Kong 2.38% — (continued)
67,700	Guoco Group Limited	$589,955	$817,496
		14,770,837	14,919,822
Ireland 1.30%
301,155	CRH PLC	6,294,583	7,777,523
86,360	Beazley PLC	287,087	362,726
		6,581,670	8,140,249
Israel 0.29%
221,868	Israel Chemicals Limited	2,375,297	1,817,452

Italy 1.73%
262,998	Eni S.p.A	6,163,933	5,976,784
819,982	Italcementi S.p.A. RSP	2,225,141	4,202,455
41,871	Recordati S.p.A.	355,865	655,633
		8,744,939	10,834,872
Japan 2.89%
268,400	Hoya Corporation	5,374,170	7,468,545
80,300	Astellas Pharma, Inc.	3,922,039	5,028,476
36,500	Ono Pharmaceutical Company Limited	2,224,599	3,190,222
89,700	NKSJ Holdings, Inc.	1,903,977	2,380,118
		13,424,785	18,067,361
Mexico 0.28%
137,320	Fresnillo PLC	2,842,780	1,737,071

Netherlands 1.32%
115,455	Sligro Food Group NV	3,703,665	4,576,437
27,053	HAL Trust	3,336,961	3,657,394
		7,040,626	8,233,831
Norway 0.80%
646,469	Orkla ASA	5,123,413	5,020,409

Romania 0.31%
200,000	Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR (a)(b)(c)	1,850,000	1,960,000

Singapore 1.68%
6,580,500	Frasers Commercial Trust, REIT	6,531,700	6,442,628
5,056,398	Asian Pay Television Trust	3,351,718	3,029,680
416,000	Singapore Airport Terminal Services Limited	935,194	1,019,840
		10,818,612	10,492,148
South Korea 0.63%
55,600	KT&G Corporation	4,172,972	3,932,284

Spain 0.97%
86,568	Red Electrica Corporation SA	4,561,817	6,060,711

Sweden 0.72%
141,247	Investor AB, Class ‘A’	3,643,652	4,473,662

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 35.97% — (continued)

Switzerland 1.75%
142,846	Nestlé SA	$9,687,753	$10,367,029
2,080	APG SGA SA	595,623	612,541
		10,283,376	10,979,570
Thailand 0.12%
1,762,000	Thai Beverage PCL	512,015	759,037

United Kingdom 2.44%
322,006	GlaxoSmithKline PLC	7,748,049	8,278,960
1,766,423	WM Morrison Supermarkets PLC	7,628,225	6,966,265
		15,376,274	15,245,225
Total International Common Stocks		208,486,908	225,049,238
Total Common Stocks		296,697,284	322,306,651

Closed-End Mutual Fund — 0.26%

Singapore 0.26%
19,133,200	Macquarie International Infrastructure Fund Limited	2,262,061	1,648,445

OUNCES

Commodity — 0.98%
4,928	Gold bullion (a)	6,763,599	6,135,631

PRINCIPAL

Bonds — 34.48%

U.S. Convertible Bond 0.57%
$3,400,000	Advanced Micro Devices, Inc. 6.00% due 05/01/15 (d)	3,280,051	3,565,750

U.S. Corporate Bonds — 21.41%
7,171,000	ACCO Brands Corporation 6.75% due 04/30/20	7,367,314	7,144,109
852,000	Air Medical Group Holdings, Inc. 9.25% due 11/01/18	889,961	928,680
1,357,000	Aleris International, Inc. 7.875% due 11/01/20	1,353,667	1,438,420
881,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	881,000	940,468
2,522,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	2,568,879	2,685,930
2,475,000	Basic Energy Services, Inc. 7.75% due 02/15/19	2,471,766	2,611,125
4,975,000	Basic Energy Services, Inc. 7.75% due 10/15/22	5,031,362	5,236,187
5,500,000	Bi-Lo LLC 9.25% due 02/15/19 (c)	5,857,722	6,022,500
1,435,000	Carrizo Oil & Gas, Inc. 7.50% due 09/15/20	1,497,911	1,571,325
900,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	936,940	976,500
4,000,000	CCO Holdings LLC 7.375% due 06/01/20	4,347,122	4,370,000
6,958,000	CCO Holdings LLC 8.125% due 04/30/20	7,550,106	7,601,615
6,624,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	6,736,368	6,739,920
2,960,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (c)	3,206,945	3,237,500
2,731,000	CommScope, Inc. 8.25% due 01/15/19 (c)	2,916,321	2,980,204
4,600,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22 (c)	4,713,292	4,715,000
5,000,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (c)	5,019,641	5,312,500
3,000,000	EP Energy LLC 9.375% due 05/01/20	3,431,888	3,465,000
375,000	Everest Acquisition LLC 6.875% due 05/01/19	390,032	405,469
1,200,000	Everest Acquisition LLC 7.75% due 09/01/22	1,215,571	1,332,000

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 21.41% — (continued)
$5,390,000	Frontier Communications Corporation 8.50% due 04/15/20	$6,033,449	$6,063,750
1,800,000	Harland Escrow Corporation 6.875% due 03/01/20 (c)(e)	1,817,625	1,811,250
2,325,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	2,496,653	2,574,937
4,208,000	Icahn Enterprises L.P. 5.875% due 02/01/22 (c)	4,204,246	4,181,700
2,546,000	Outerwall, Inc. 6.00% due 03/15/19	2,477,082	2,638,292
5,820,000	Parker Drilling Company 7.50% due 08/01/20 (c)	5,818,288	6,132,825
1,850,000	PHH Corporation 7.375% due 09/01/19	1,906,882	2,002,625
5,500,000	Post Holdings, Inc. 6.75% due 12/01/21 (c)	5,755,481	5,775,000
3,771,000	Post Holdings, Inc. 7.375% due 02/15/22 (c)	4,024,410	4,030,256
8,185,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21	8,217,701	8,021,300
1,693,000	Roundy’s Supermarkets, Inc. 10.25% due 12/15/20 (c)	1,679,095	1,794,580
1,500,000	Sprint Communications, Inc. 6.00% due 11/15/22	1,468,396	1,481,250
4,322,000	Sprint Corporation 7.25% due 09/15/21 (c)	4,417,284	4,673,162
2,350,000	STHI Holding Corporation 8.00% due 03/15/18 (c)	2,490,963	2,511,563
2,373,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (c)	2,518,150	2,610,300
6,876,000	Toys R Us Property Company II 8.50% due 12/01/17	7,090,212	7,013,520
834,000	Wolverine World Wide, Inc. 6.125% due 10/15/20	857,964	897,593
Total U.S. Corporate Bonds		131,657,689	133,928,355

International Bonds — 12.50%

International Convertible Bond — 0.12%

Mauritius 0.12%
800,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (b)(f)(g)	739,744	763,000

International Corporate Bonds — 12.38%

Australia 1.69%
4,459,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (b)(c)	4,247,272	4,068,838
6,315,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (c)	6,555,041	6,536,025
		10,802,313	10,604,863
Bermuda 1.04%
891,000 USD	Aircastle Limited 4.625% due 12/15/18	891,000	899,910
2,519,000 USD	Aircastle Limited 6.25% due 12/01/19	2,693,601	2,723,669
2,525,000 USD	Aircastle Limited 7.625% due 04/15/20	2,723,461	2,872,187
		6,308,062	6,495,766
Canada 4.69%
6,000,000 USD	New Gold, Inc. 6.25% due 11/15/22 (c)	5,902,816	5,790,000
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (c)	513,141	514,375
7,099,000 USD	PetroBakken Energy Limited 8.625% due 02/01/20 (c)	7,107,618	7,240,980

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 12.50% — (continued)

International Corporate Bonds 12.38% — (continued)

Canada 4.69% — (continued)
7,317,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	$7,632,792	$7,810,898
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	400,783	427,000
6,788,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	7,187,071	7,568,620
		28,744,221	29,351,873
France 1.15%
5,500,000 USD	Rexel SA 5.25% due 06/15/20 (c)	5,510,860	5,555,000
1,550,000 USD	Rexel SA 6.125% due 12/15/19	1,583,039	1,619,750
		7,093,899	7,174,750
Netherlands 0.63%
2,300,000 EUR	HeidelbergCement Finance BV 8.50% due 10/31/19 (g)	3,471,130	3,928,539

Norway 0.26%
1,630,000 USD	Eksportfinans ASA 2.00% due 09/15/15	1,573,736	1,612,070

South Africa 0.70%
4,180,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	4,196,562	4,399,450

Sweden 1.60%
2,350,000 EUR	Eileme 2 AB 11.75% due 01/31/20 (c)	3,403,766	3,819,180
1,700,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (c)	1,721,675	1,823,250
2,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (c)	2,767,773	2,920,204
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (g)	1,342,241	1,460,102
		9,235,455	10,022,736
United Kingdom 0.62%
2,210,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (c)	2,195,615	2,265,250
1,400,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (c)	1,481,946	1,592,500
		3,677,561	3,857,750
Total International Corporate Bonds		75,102,939	77,447,797
Total Bonds		210,780,423	215,704,902

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

Term Loans — 5.59%

Switzerland 0.36%
2,247,000 USD	VAT Holdings AG due 01/09/21 (h)(i)	$2,245,115	$2,257,767

United States 5.23%
1,156,531 USD	Ameriforge Group, Inc. 5.00% due 12/19/19	1,151,270	1,165,928
1,990,000 USD	Appvion Inc. 5.75% due 06/28/19	1,971,656	2,011,974
2,041,572 EUR	Axalta Coating Systems U.S. Holdings Inc., Term Loan B due 02/01/20 (h)(i)	2,752,158	2,774,879
3,649,160 USD	Caraustar Industry, Inc. 7.50% due 05/01/19	3,694,758	3,750,270
3,553,105 USD	Fortescue Metals Group 5.25% due 06/30/19	3,550,071	3,597,519
1,349,000 USD	Harland Clarke Holdings Corporation, Term Loan B4 due 08/31/19 (h)(i)	1,343,863	1,359,680
6,433,386 USD	JC Penney Corporation, Inc. 6.00% due 05/21/18	6,425,925	6,251,945
3,033,450 USD	NEP Supershooters L.P. 0.00-4.75% due 01/22/20 (h)(i)	3,036,772	3,052,409
8,666,622 USD	Roundy’s Supermarkets, Inc., Term Loan B 0.00%-5.75% due 02/13/19 (h)(i)	8,462,301	8,750,966
		32,388,774	32,715,570
Total Term Loans		34,633,889	34,973,337

U.S. Commercial Paper — 6.27%
$18,964,000	AmerisourceBergen Corporation 0.22% due 02/03/14	18,963,768	18,963,768
10,600,000	IntercontinentalExchange Group, Inc. 0.17% due 02/03/14	10,599,900	10,599,900
9,636,000	Kroger Company 0.20% due 02/03/14	9,635,893	9,635,893
Total U.S. Commercial Paper		39,199,561	39,199,561
Total Investments — 99.10%		$590,336,817	619,968,527
Other Assets in Excess of Liabilities — 0.90%			5,660,369
Net Assets — 100.00%			$625,628,896

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At January 31, 2014, the value of these securities amounted to $6,791,838 or 1.09% of net assets.
(c)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)	This security is convertible until April 30, 2015.
(e)	When-Issued security.
(f)	This security is convertible until September 27, 2017.
(g)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(h)	At January 31, 2014, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.
(i)	All or a portion of the security represents unsettled loan positions.

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

At January 31, 2014, cost is substantially identical for both book and federal income tax purposes.. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$43,811,228
Gross unrealized depreciation	(14,179,518)
Net unrealized appreciation	$29,631,710

Abbreviations used in this schedule include:

GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2014	UNREALIZED APPRECIATION AT JANUARY 31, 2014	UNREALIZED DEPRECIATION AT JANUARY 31, 2014
03/19/14	249,000	British Pound	$406,820	$409,199	$—	$(2,379)
04/16/14	249,000	British Pound	406,701	409,112	—	(2,411)
05/13/14	471,000	British Pound	769,100	773,932	—	(4,832)
06/18/14	249,000	British Pound	406,654	408,909	—	(2,255)
07/16/14	169,000	British Pound	277,820	277,471	349	—
03/19/14	3,951,000	Euro	5,296,744	5,328,789	—	(32,045)
04/16/14	5,429,000	Euro	7,359,314	7,322,337	36,977	—
05/13/14	4,729,000	Euro	6,298,554	6,378,144	—	(79,590)
05/13/14	3,358,000	Euro	4,484,276	4,529,239	—	(44,963)
06/18/14	17,275,000	Euro	23,840,672	23,301,998	538,674	—
07/16/14	4,334,000	Euro	5,873,437	5,846,390	27,047	—
03/19/14	108,493,000	Japanese Yen	1,094,839	1,062,112	32,727	—
04/16/14	114,441,000	Japanese Yen	1,153,528	1,120,521	33,007	—
05/13/14	245,784,000	Japanese Yen	2,490,340	2,406,402	83,938	—
06/18/14	167,082,000	Japanese Yen	1,631,931	1,636,622	—	(4,691)
07/16/14	85,950,000	Japanese Yen	820,666	842,073	—	(21,407)
			$62,611,396	$62,053,250	$752,719	$(194,573)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT JANUARY 31, 2014	UNREALIZED APPRECIATION AT JANUARY 31, 2014	UNREALIZED DEPRECIATION AT JANUARY 31, 2014
03/19/14	10,000,000	Japanese Yen	$95,434	$97,897	$2,463	$—
04/16/14	16,000,000	Japanese Yen	152,734	156,660	3,926	—
05/13/14	62,742,000	Japanese Yen	602,225	614,280	12,055	—
06/18/14	68,000,000	Japanese Yen	649,087	666,082	16,995	—
			$1,499,480	$1,534,919	$35,439	$—

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	0.34%
Consumer Staples	2.39
Energy	1.59
Financials	2.46
Industrials	1.52
Information Technology	5.91
Materials	0.39
Utilities	0.95
Total U.S. Common Stocks	15.55
International Common Stocks
Consumer Discretionary	2.15
Consumer Staples	5.57
Energy	4.75
Financials	5.42
Health Care	4.06
Industrials	4.75
Information Technology	1.85
Materials	6.45
Utilities	0.97
Total International Common Stocks	35.97
Closed-End Mutual Fund	0.26
Commodity	0.98
U.S. Convertible Bond
Industrials	0.57
Total U.S. Convertible Bond	0.57
U.S. Corporate Bonds
Consumer Discretionary	3.55
Consumer Staples	2.95
Energy	5.59
Financials	1.09
Health Care	0.40
Industrials	0.88
Materials	1.51
Telecommunication Services	5.44
Total U.S. Corporate Bonds	21.41
International Convertible Bond
Consumer Staples	0.12
Total International Convertible Bond	0.12
International Corporate Bonds
Consumer Discretionary	0.62
Energy	2.48
Financials	1.95
Industrials	1.15
Materials	5.57
Telecommunication Services	0.61
Total International Corporate Bonds	12.38
Term Loans	5.59
U.S. Commercial Paper	6.27%
Total Investments	99.10%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

FIRST EAGLE

High Yield Fund

Schedule of Investments • Period Ended January 31, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST	VALUE

Bonds — 74.28%

U.S. Convertible Bonds — 1.01%

$8,786,000	Advanced Micro Devices, Inc. 6.00% due 05/01/15 (a)	$8,468,241	$9,214,317
1,915,000	Headwaters, Inc. 8.75% due 02/01/16 (b)	1,946,005	2,078,972
Total U.S. Convertible Bonds		10,414,246	11,293,289

U.S. Corporate Bonds — 51.80%
14,348,000	ACCO Brands Corporation 6.75% due 04/30/20	14,665,621	14,294,195
3,588,000	Air Medical Group Holdings, Inc. 9.25% due 11/01/18	3,741,546	3,910,920
5,221,000	Aleris International, Inc. 7.875% due 11/01/20	5,218,334	5,534,260
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	3,105,358
3,478,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,519,055	3,704,070
8,613,000	Antero Resources Finance Corporation 5.375% due 11/01/21 (c)(d)	8,697,990	8,682,981
7,072,000	Appvion, Inc. 9.00% due 06/01/20 (c)(d)	6,968,465	7,293,000
7,126,000	Ashtead Capital, Inc. 6.50% due 07/15/22 (d)	7,588,269	7,660,450
8,672,000	Atlas Energy Holdings Operating Company LLC 7.75% due 01/15/21	8,688,535	8,476,880
7,651,000	Atlas Pipeline Partners L.P. 5.875% due 08/01/23	7,350,397	7,364,087
6,363,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	6,635,770	6,808,410
6,238,000	Basic Energy Services, Inc. 7.75% due 02/15/19	6,171,055	6,581,090
4,583,000	Basic Energy Services, Inc. 7.75% due 10/15/22	4,550,811	4,823,608
7,716,000	Bi-Lo LLC 8.625% due 09/15/18 (d)(e)	7,678,118	8,082,510
14,425,000	Bi-Lo LLC 9.25% due 02/15/19 (d)	15,123,336	15,795,375
2,581,000	Bon-Ton Department Stores, Inc. 10.625% due 07/15/17	2,314,024	2,593,905
7,625,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	7,870,077	8,273,125
2,841,000	CCO Holdings LLC 6.625% due 01/31/22	2,918,179	2,983,050
12,460,000	CCO Holdings LLC 7.375% due 06/01/20	13,416,812	13,612,550
9,608,000	CCO Holdings LLC 8.125% due 04/30/20	10,420,358	10,496,740
3,984,000	CenturyLink, Inc. Series ‘S’ 6.45% due 06/15/21	4,161,501	4,168,260
8,496,000	CenturyLink, Inc. Series ‘W’ 6.75% due 12/01/23	8,622,238	8,644,680
10,110,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (d)	10,839,235	11,057,812
5,978,000	Claire’s Stores, Inc. 9.00% due 03/15/19 (d)	6,495,182	6,291,845
11,532,000	Cleaver-Brooks, Inc. 8.75% due 12/15/19 (d)	12,019,780	12,742,860
2,150,000	Cloud Peak Energy Resources 8.25% due 12/15/17	2,231,950	2,249,438
110,000	Cloud Peak Energy Resources 8.50% due 12/15/19	110,892	119,213
4,976,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22 (d)	5,090,687	5,100,400
10,283,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (d)	10,359,712	10,925,687
9,150,000	DriveTime Automotive Group, Inc. 12.625% due 06/15/17	9,787,370	10,110,750

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 51.80% — (continued)
$7,241,000	DuPont Fabros Technology L.P. 5.875% due 09/15/21	$7,370,644	$7,548,742
4,000,000	EP Energy LLC 9.375% due 05/01/20	4,043,385	4,620,000
1,075,000	Everest Acquisition LLC 6.875% due 05/01/19	1,095,251	1,162,344
2,894,000	Frontier Communications Corporation 7.125% due 03/15/19	3,046,616	3,154,460
11,239,000	Frontier Communications Corporation 8.50% due 04/15/20	12,184,753	12,643,875
9,907,000	GenCorp, Inc. 7.125% due 03/15/21	10,332,005	10,674,792
3,031,000	Goodman Networks, Inc. 12.125% due 07/01/18	3,213,557	3,228,015
3,277,000	Harland Escrow Corporation 6.875% due 03/01/20 (d)(f)	3,309,080	3,297,481
4,167,000	Headwaters, Inc. 7.25% due 01/15/19 (d)	4,241,640	4,292,010
8,870,000	Headwaters, Inc. 7.625% due 04/01/19	8,899,521	9,623,950
3,000,000	Huntington Ingalls Industries, Inc. 6.875% due 03/15/18	3,111,947	3,243,750
6,226,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	6,593,141	6,895,295
7,639,000	Icahn Enterprises L.P. 5.875% due 02/01/22 (d)	7,632,183	7,591,256
3,015,000	Interface, Inc. 7.625% due 12/01/18	3,169,061	3,248,663
5,985,000	JC Penney Corporation, Inc. Series ‘A’ 6.875% due 10/15/15	5,562,392	5,281,763
11,642,000	Kemet Corporation 10.50% due 05/01/18	11,859,027	12,136,785
7,891,000	Kinder Morgan, Inc. 5.00% due 02/15/21 (d)	7,854,330	7,865,733
5,882,000	Kinder Morgan, Inc. 5.625% due 11/15/23 (d)	5,910,856	5,821,774
3,646,000	Kraton Polymers 6.75% due 03/01/19	3,712,145	3,882,990
5,460,000	L Brands, Inc. 5.625% due 10/15/23	5,498,116	5,494,125
8,726,000	Landry’s, Inc. 9.375% due 05/01/20 (d)	9,035,128	9,533,155
7,769,000	Magnachip Semiconductor Corporation 6.625% due 07/15/21	7,729,226	8,011,781
5,684,000	Mcron Finance Corporation 8.375% due 05/15/19 (d)	5,751,040	6,351,870
762,000	Milacron LLC 7.75% due 02/15/21 (d)	762,000	812,483
5,263,000	Noranda Aluminum Acquisition Corporation 11.00% due 06/01/19 (c)(d)	4,823,982	4,657,755
10,570,000	Outerwall, Inc. 6.00% due 03/15/19	10,545,404	10,953,162
7,972,000	Parker Drilling Company 6.75% due 07/15/22 (d)	8,122,382	8,161,335
1,107,000	Parker Drilling Company 7.50% due 08/01/20 (d)	1,110,762	1,166,501
6,020,000	PHH Corporation 7.375% due 09/01/19	6,330,611	6,516,650
6,480,000	Post Holdings, Inc. 6.75% due 12/01/21 (d)	6,618,205	6,804,000
11,683,000	Post Holdings, Inc. 7.375% due 02/15/22 (d)	12,283,530	12,486,207
8,356,000	Quality Distribution 9.875% due 11/01/18	8,989,905	9,233,380
6,386,000	Radio Systems Corporation 8.375% due 11/01/19 (d)	6,515,237	7,048,547
11,243,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (d)	11,322,226	11,018,140
6,240,000	Rex Energy Corporation 8.875% due 12/01/20	6,217,957	6,895,200
12,133,000	ROC Finance 12.125% due 09/01/18 (d)	13,353,259	12,375,660
8,837,000	Roundy’s Supermarkets, Inc. 10.25% due 12/15/20 (d)	8,764,482	9,367,220
6,950,000	Samson Investment Company 10.50% due 02/15/20 (d)	7,203,079	7,679,750
8,206,000	Seitel, Inc. 9.50% due 04/15/19	8,241,826	8,370,120
7,720,000	Silgan Holdings, Inc. 5.50% due 02/01/22 (d)	7,687,356	7,681,400
5,000,000	Sprint Communications, Inc. 6.00% due 11/15/22	4,909,881	4,937,500
7,250,000	Sprint Communications, Inc. 7.00% due 08/15/20	7,584,121	7,848,125
788,000	Sprint Corporation 7.125% due 06/15/24 (d)	788,000	793,910
11,799,000	Sprint Corporation 7.25% due 09/15/21 (d)	11,894,866	12,757,669

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds 51.80% — (continued)
$6,982,000	STHI Holding Corporation 8.00% due 03/15/18 (d)	$7,369,876	$7,462,012
1,787,000	T-Mobile USA, Inc. 6.125% due 01/15/22	1,808,987	1,831,675
1,170,000	T-Mobile USA, Inc. 6.542% due 04/28/20	1,170,000	1,243,125
3,000,000	T-Mobile USA, Inc. 6.633% due 04/28/21	3,096,658	3,168,750
4,680,000	T-Mobile USA, Inc. 6.731% due 04/28/22	4,741,858	4,931,550
9,264,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (d)	9,777,306	10,190,400
11,134,000	Toys R Us Property Company II 8.50% due 12/01/17	11,471,918	11,356,680
9,650,000	United Rentals North America, Inc. 7.375% due 05/15/20	10,241,299	10,747,687
200,000	United Rentals North America, Inc. 7.625% due 04/15/22	200,000	226,000
2,000,000	United Rentals North America, Inc. 8.375% due 09/15/20	2,227,784	2,230,000
3,530,000	Wolverine World Wide, Inc. 6.125% due 10/15/20	3,605,109	3,799,163
Total U.S. Corporate Bonds		567,099,209	581,843,874

International Convertible Bond — 0.17%

Mauritius 0.17%
2,000,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (c)(g)(h)	1,849,986	1,907,500

International Corporate Bonds — 21.30%

Australia 1.95%
9,425,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (c)(d)	9,343,840	8,600,313
12,855,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (d)	13,234,690	13,304,925
		22,578,530	21,905,238
Bermuda 2.70%
1,707,000 USD	Aircastle Limited 4.625% due 12/15/18	1,707,000	1,724,070
3,000,000 USD	Aircastle Limited 6.25% due 12/01/19	3,236,080	3,243,750
5,825,000 USD	Aircastle Limited 7.625% due 04/15/20	6,025,277	6,625,938
10,077,000 USD	Santa Maria Offshore Limited 8.875% due 07/03/18 (c)(d)	10,205,205	10,857,967
6,900,000 USD	Viking Cruises, Limited 8.50% due 10/15/22 (d)	7,126,610	7,848,750
		28,300,172	30,300,475
Canada 6.11%
9,528,000 USD	MEG Energy Corporation 7.00% due 03/31/24 (d)	9,698,119	9,718,560
10,081,000 USD	Mood Media Corporation 9.25% due 10/15/20 (d)	10,513,808	9,324,925
5,730,000 USD	New Gold, Inc. 6.25% due 11/15/22 (d)	5,584,922	5,529,450
4,974,000 USD	New Gold, Inc. 7.00% due 04/15/20 (d)	5,059,266	5,117,003
7,978,000 USD	Northern Blizzard Resources, Inc. 7.25% due 02/01/22 (d)	7,987,961	7,987,972

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 21.30% — (continued)

Canada 6.11% — (continued)
12,241,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (d)	$12,268,936	$12,485,820
5,656,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	5,895,643	6,037,780
2,550,000 USD	Thompson Creek Metals Company, Inc. 7.375% due 06/01/18	2,284,710	2,301,375
7,214,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	7,471,470	8,043,610
2,000,000 USD	Thompson Creek Metals Company, Inc. 12.50% due 05/01/19	2,013,631	2,065,000
		68,778,466	68,611,495
Cayman Islands 1.05%
10,900,000 USD	Offshore Group Investment Limited 7.50% due 11/01/19	10,975,575	11,772,000

France 0.89%
4,900,000 USD	Rexel SA 5.25% due 06/15/20 (d)	4,866,234	4,949,000
4,805,000 USD	Rexel SA 6.125% due 12/15/19 (d)	4,849,052	5,021,225
		9,715,286	9,970,225
Netherlands 1.73%
7,215,000 EUR	HeidelbergCement Finance BV 8.50% due 10/31/19 (g)	10,349,471	12,323,656
7,158,000 USD	VTR Finance BV 6.875% due 01/15/24 (d)	7,312,016	7,184,177
		17,661,487	19,507,833
Norway 0.94%
10,755,000 USD	Eksportfinans ASA 2.00% due 09/15/15	10,154,754	10,636,695

South Africa 0.86%
9,202,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	9,238,454	9,685,105

Sweden 4.00%
5,875,000 USD	Eileme 2 AB 11.625% due 01/31/20 (d)	6,411,901	7,013,281
4,450,000 EUR	Eileme 2 AB 11.75% due 01/31/20 (d)	5,939,871	7,232,064
7,750,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (d)	7,791,181	8,311,875
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (d)	1,383,883	1,460,102
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (g)	1,342,241	1,460,102
11,227,000 USD	Stena AB 7.00% due 02/01/24 (d)	11,329,903	11,479,608

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Bonds 21.30% — (continued)

Sweden 4.00% — (continued)
5,470,000 EUR	TVN Finance Corporation III AB 7.375% due 12/15/20 (d)	$7,411,843	$7,986,021
		41,610,823	44,943,053
United Kingdom 1.07%
4,400,000 USD	Ineos Finance PLC 8.375% due 02/15/19 (d)	4,549,569	4,867,500
790,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (d)	790,000	809,750
5,550,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (d)	5,707,362	6,313,125
		11,046,931	11,990,375
Total International Corporate Bonds		230,060,478	239,322,494
Total Bonds		809,423,919	834,367,157

Term Loans — 18.33%

Canada 0.95%
10,560,750 USD	Essar Steel Algoma, Inc., ABL Term Loan 9.25% due 09/20/14	10,587,492	10,672,958

Luxembourg 0.80%
3,076,540 USD	ION Trading Technologies S.a.r.l., First Lien Term Loan 4.50% due 05/22/20	3,062,439	3,109,228
5,800,000 USD	ION Trading Technologies S.a.r.l., Second Lien Term Loan 8.25% due 05/22/21	5,876,309	5,901,500
		8,938,748	9,010,728
Switzerland 0.37%
4,100,000 USD	VAT Holdings AG due 01/09/21 (i)(j)	4,096,587	4,119,647

United States 16.21%
1,597,000 USD	1-800 Contacts, Inc. due 01/27/21 (i)(j)	1,593,007	1,604,985
1,500,011 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19	1,493,096	1,512,198
7,230,000 USD	Ameriforge Group, Inc., Second Lien Term Loan 8.75% due 12/18/20	7,366,082	7,410,750
5,846,620 USD	Appvion Inc. 5.75% due 06/28/19	5,792,726	5,911,178
9,102,217 USD	Atkins Nutritionals, Inc., First Lien Term Loan 6.25% due 01/02/19 (c)	9,044,719	9,204,618
1,528,000 USD	Atkins Nutritionals, Inc., Second Lien Term Loan 9.75% due 04/03/19 (c)	1,500,602	1,558,560
7,340,530 EUR	Axalta Coating Systems U.S. Holdings Inc., Term Loan B 5.25% due 02/01/20	9,895,779	9,977,153
1,572,000 USD	BJ’s Wholesale Club, Inc., First Lien Term Loan 4.50% due 09/26/19	1,564,363	1,589,092

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PRINCIPAL	DESCRIPTION	COST	VALUE

Term Loans 18.33% — (continued)

United States 16.21% — (continued)
3,930,000 USD	BJ’s Wholesale Club, Inc., Second Lien Term Loan 8.50% due 03/26/20	$3,910,743	$4,048,309
9,893,556 USD	Caraustar Industry, Inc. 7.50% due 05/01/19	10,020,405	10,167,686
7,343,000 USD	CBAC Borrower, LLC, Term Loan B 8.25% due 07/02/20 (c)	7,540,442	7,618,363
8,429,692 USD	Fortescue Metals Group 4.25% due 06/30/19	8,387,296	8,535,063
2,460,000 USD	Harland Clarke Holdings Corporation, Term Loan B4 due 08/31/19 (i)(j)	2,447,700	2,479,476
9,938,000 USD	Hostess Brands, Inc. 6.75% due 04/09/20	10,082,024	10,335,520
12,060,920 USD	JC Penney Corporation, Inc. 6.00% due 05/21/18	12,151,332	11,720,766
9,564,873 USD	Mirror Bidco Corporation 0.00%-4.25% due 12/27/19 (i)(j)	9,576,534	9,640,599
8,446,230 USD	NEP Supershooters L.P., Incremental Term Loan 0.00%-4.25% due 01/22/20 (i)(j)	8,448,419	8,499,019
2,890,857 USD	NEP Supershooters L.P., Second Lien Term Loan 9.50% due 07/22/20	2,987,271	2,971,561
6,290,235 USD	ROC Finance 5.00% due 05/15/19	6,056,361	6,176,225
15,557,394 USD	Roundy’s Supermarkets, Inc., Term Loan B 5.75% due 02/13/19	15,262,559	15,708,798
9,956,480 USD	Supervalu Inc., Refi Term Loan B 5.00% due 03/21/19	9,955,548	10,020,490
2,294,250 USD	Toys R Us Property Company I, Term Loan B 6.00% due 08/21/19	2,272,700	2,189,862
8,415,907 USD	True Religion Apparel, Inc., First Lien Term Loan 5.88% due 07/30/19	7,970,831	8,058,231
11,227,860 USD	Water Pik Technologies, Inc., First Lien Term Loan 5.75% due 07/08/20	11,028,065	11,262,947
7,269,471 USD	Wilton Brands LLC 7.50% due 08/30/18	7,189,178	6,942,345
6,893,723 USD	Zest Anchors LLC 6.50% due 08/16/20 (c)	6,762,612	6,910,957
		180,300,394	182,054,751
Total Term Loans		203,923,221	205,858,084

U.S. Commercial Paper — 5.40%
29,334,000	AmerisourceBergen Corporation 0.22% due 02/03/14	29,333,642	29,333,642
16,396,000	IntercontinentalExchange Group, Inc. 0.17% due 02/03/14	16,395,845	16,395,845
14,906,000	Kroger Company 0.20% due 02/03/14	14,905,834	14,905,834
Total U.S. Commercial Paper		60,635,321	60,635,321
Total Investments — 98.01%		$1,073,982,461	1,100,860,562
Other Assets in Excess of Liabilities — 1.99%			22,316,650
Net Assets — 100.00%			$1,123,177,212

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

(a)	This security is convertible until April 30, 2015.
(b)	This security is convertible until January 27, 2016.
(c)	Security is deemed illiquid. At January 31, 2014, the value of these securities amounted to $67,292,014 or 5.99% of net assets.
(d)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(e)	Payment-in-kind security.
(f)	When-Issued security.
(g)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(h)	This security is convertible until September 27, 2017.
(i)	At January 31, 2014, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.
(j)	All or a portion of the security represents unsettled loan positions.

At January 31, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$32,566,530
Gross unrealized depreciation	(5,688,429)
Net unrealized appreciation	$26,878,101

Abbreviations used in this schedule include:

PLC	—	Public Limited Company

Currencies

EUR	—	Euro
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JANUARY 31, 2014	UNREALIZED APPRECIATION AT JANUARY 31, 2014	UNREALIZED DEPRECIATION AT JANUARY 31, 2014
06/18/14	31,287,000	Euro	$43,186,072	$42,202,582	$983,490	$—

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Convertible Bonds
Industrials	1.01%
Total U.S. Convertible Bonds	1.01
U.S. Corporate Bonds
Consumer Discretionary	9.39
Consumer Staples	6.01
Energy	11.76
Financials	3.43
Health Care	0.66
Industrials	7.51
Materials	3.74
Telecommunication Services	9.30
Total U.S. Corporate Bonds	51.80
International Convertible Bond
Consumer Staples	0.17
Total International Convertible Bond	0.17

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

International Corporate Bonds
Consumer Discretionary	1.33
Energy	5.25
Financials	2.74
Industrials	0.89
Materials	6.62
Telecommunication Services	3.45
Utilities	1.02
Total International Corporate Bonds	21.30
Term Loans	18.33
U.S. Commercial Paper	5.40
Total Investments	98.01%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended January 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 98.91%
U.S. Common Stocks — 93.43%
Consumer Discretionary 14.65%
1,909,500	Wyndham Worldwide Corporation (a)	$64,410,967	$135,459,930
1,130,200	Viacom, Inc., Class ‘B’ (a)	60,574,109	92,789,420
1,584,800	Lowe’s Companies, Inc. (a)	68,814,110	73,360,392
138,250	AutoZone, Inc. (a)(b)	60,572,453	68,442,045
792,720	SeaWorld Entertainment, Inc.	23,912,673	25,699,982
		278,284,312	395,751,769
Energy 6.26%
1,282,660	Occidental Petroleum Corporation (a)	115,103,167	112,322,536
993,160	Dresser-Rand Group, Inc. (a)(b)	44,155,675	56,610,120
		159,258,842	168,932,656
Health Care 18.91%
4,351,621	Pfizer, Inc. (a)	94,151,693	132,289,279
902,542	Valeant Pharmaceuticals International, Inc. (a)(b)	13,221,287	122,420,797
1,047,530	Forest Laboratories, Inc. (a)(b)	50,722,061	69,451,239
1,510,020	Theravance, Inc. (a)(b)	47,710,916	55,598,936
846,300	Omnicare, Inc. (a)	20,706,927	52,859,898
1,428,900	Health Net, Inc. (a)(b)	36,743,611	46,996,521
1,344,580	Halozyme Therapeutics, Inc. (a)(b)	17,071,450	21,056,123
263,226	Myriad Genetics, Inc. (a)(b)	6,545,323	7,272,934
72,300	Alere, Inc. (a)(b)	2,718,480	2,740,170
		289,591,748	510,685,897
Industrials 9.80%
5,079,805	Pitney Bowes, Inc. (a)	78,987,230	127,909,490
2,439,090	Avis Budget Group, Inc. (a)(b)	65,196,462	91,978,084
1,716,950	Hertz Global Holdings, Inc. (a)(b)	44,997,249	44,675,039
		189,180,941	264,562,613
Information Technology 21.60%
2,658,920	Seagate Technology PLC (a)	71,400,068	140,550,511
4,586,400	Hewlett-Packard Company (a)	92,471,074	133,005,600
1,965,450	AOL, Inc. (a)(b)	49,913,220	90,567,936
1,182,130	Motorola Solutions, Inc. (a)	61,235,632	75,419,894
904,300	SanDisk Corporation (a)	58,294,527	62,894,065
1,195,100	Lexmark International, Inc., Class ‘A’ (a)	43,468,332	46,835,969
752,172	Leidos Holdings, Inc. (a)	32,554,781	34,103,479
		409,337,634	583,377,454

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 93.43% — (continued)
Materials 22.21%
1,817,900	Eastman Chemical Company (a)	$60,387,147	$141,723,484
1,240,600	WR Grace & Company (a)(b)	75,082,926	117,013,392
1,663,370	Rockwood Holdings, Inc. (a)	79,632,472	113,990,746
2,805,820	Sealed Air Corporation (a)	73,530,512	87,513,526
1,130,805	FMC Corporation (a)	63,474,182	79,868,757
851,050	Valspar Corporation (a)	22,407,329	59,811,794
		374,514,568	599,921,699
Total U.S. Common Stocks		1,700,168,045	2,523,232,088

International Common Stocks — 5.48%
Netherlands 3.20%
1,096,200	LyondellBasell Industries NV, Class ‘A’ (a)	75,376,765	86,336,712

Switzerland 2.28%
1,520,950	Tyco International Limited (a)	35,341,477	61,583,266
Total International Common Stocks		110,718,242	147,919,978
Total Common Stocks		1,810,886,287	2,671,152,066

Exchange Traded Fund — 0.31%
70,980	SPDR Gold Trust (a)(b)	10,719,180	8,523,988

Investment Company — 2.88%
77,663,979	State Street Institutional U.S. Government Money Market Fund, Institutional Class	77,663,979	77,663,979

PRINCIPAL

Bond — 0.24%
U.S. Convertible Bond 0.24%
$2,730,000	Omnicare, Inc. 3.75% due 12/15/25 (c)	2,730,000	6,490,575
Total Investment Portfolio Excluding Options Written — 102.34% (Cost: $1,901,999,446)			$2,763,830,608

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (2.20)%
723	Alere, Inc.	$38.00	March 2014	$(106,865)
1,000	AOL, Inc.	43.00	April 2014	(580,000)
1,000	AOL, Inc.	44.00	April 2014	(530,000)
1,087	AOL, Inc.	45.00	April 2014	(456,540)
1,000	AOL, Inc.	46.00	April 2014	(415,000)
983	AOL, Inc.	47.00	February 2014	(240,835)
491	AOL, Inc.	47.00	April 2014	(181,670)
719	AutoZone, Inc.	490.00	March 2014	(1,315,770)
191	AutoZone, Inc.	500.00	June 2014	(429,750)
750	Avis Budget Group, Inc.	37.00	May 2014	(262,500)
1,925	Avis Budget Group, Inc.	38.00	May 2014	(594,825)
3,382	Avis Budget Group, Inc.	39.00	May 2014	(828,590)
3,076	Avis Budget Group, Inc.	40.00	May 2014	(630,580)
500	Avis Budget Group, Inc.	41.00	May 2014	(86,250)
261	Dresser-Rand Group, Inc.	60.00	March 2014	(32,625)
1,056	Eastman Chemical Company	77.50	March 2014	(327,360)

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (2.20)% — (continued)
1,810	FMC Corporation	$75.00	April 2014	$(171,950)
1,598	Forest Laboratories, Inc.	67.50	May 2014	(623,220)
3,015	Forest Laboratories, Inc.	70.00	May 2014	(896,963)
2,672	Halozyme Therapeutics, Inc.	14.00	March 2014	(701,400)
5,024	Halozyme Therapeutics, Inc.	15.00	March 2014	(1,004,800)
2,249	Halozyme Therapeutics, Inc.	16.00	March 2014	(359,840)
775	Halozyme Therapeutics, Inc.	18.00	June 2014	(174,375)
11	Health Net, Inc.	27.50	April 2014	(6,600)
4,341	Hertz Global Holdings, Inc.	26.00	March 2014	(694,560)
1,000	Hertz Global Holdings, Inc.	27.00	March 2014	(115,000)
1,645	Hertz Global Holdings, Inc.	27.00	June 2014	(353,675)
2,442	Hertz Global Holdings, Inc.	28.00	March 2014	(195,360)
507	Hertz Global Holdings, Inc.	28.00	June 2014	(83,655)
517	Hertz Global Holdings, Inc.	29.00	June 2014	(69,795)
4,174	Hewlett-Packard Company	28.00	May 2014	(1,043,500)
5,274	Hewlett-Packard Company	29.00	May 2014	(1,033,704)
980	Hewlett-Packard Company	30.00	May 2014	(142,100)
8	Leidos Holdings, Inc.	40.00	February 2014	(4,320)
2,537	Lexmark International, Inc.	37.00	April 2014	(761,100)
1,430	Lexmark International, Inc.	38.00	March 2014	(314,600)
1,777	Lexmark International, Inc.	38.00	April 2014	(435,365)
690	Lexmark International, Inc.	39.00	March 2014	(101,775)
2,942	Lexmark International, Inc.	39.00	April 2014	(558,980)
1,105	Lexmark International, Inc.	40.00	April 2014	(163,328)
1,129	Lowe’s Companies, Inc.	47.00	April 2014	(216,768)
758	Lowe’s Companies, Inc.	48.00	April 2014	(113,700)
2,197	Lowe’s Companies, Inc.	49.00	April 2014	(243,867)
938	LyondellBasell Industries NV, Class ‘A’	77.50	March 2014	(328,300)
1,385	LyondellBasell Industries NV, Class ‘A’	77.50	April 2014	(567,850)
2,727	LyondellBasell Industries NV, Class ‘A’	80.00	March 2014	(545,400)
3,638	Motorola Solutions, Inc.	65.00	April 2014	(516,596)
1,148	Myriad Genetics, Inc.	24.00	February 2014	(424,760)
267	Occidental Petroleum Corporation	90.00	May 2014	(73,959)
109	Omnicare, Inc.	60.00	March 2014	(40,330)
1,287	Pfizer, Inc.	31.00	June 2014	(119,691)
3,664	Pitney Bowes, Inc.	22.00	April 2014	(1,282,400)
3,000	Pitney Bowes, Inc.	23.00	April 2014	(801,000)
16,608	Pitney Bowes, Inc.	24.00	April 2014	(3,238,560)
2,000	Pitney Bowes, Inc.	25.00	April 2014	(275,617)
5,530	Rockwood Holdings, Inc.	70.00	February 2014	(857,150)
2,447	Rockwood Holdings, Inc.	70.00	May 2014	(905,390)
1,000	Rockwood Holdings, Inc.	75.00	May 2014	(175,000)
3,046	SanDisk Corporation	70.00	April 2014	(1,142,250)
1,638	SanDisk Corporation	72.50	April 2014	(437,346)
521	Seagate Technology PLC	52.50	March 2014	(131,292)
3,062	Seagate Technology PLC	57.50	June 2014	(672,109)
1,864	Seagate Technology PLC	60.00	June 2014	(298,240)

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

Covered Call Options Written — (2.20)% — (continued)
885	Sealed Air Corporation	$31.00	March 2014	$(130,537)
533	Sealed Air Corporation	31.00	April 2014	(78,782)
1,420	Sealed Air Corporation	32.00	April 2014	(177,500)
1,303	Sealed Air Corporation	33.00	April 2014	(110,755)
258	SPDR Gold Trust	117.00	February 2014	(100,620)
1,442	Theravance, Inc.	38.00	March 2014	(292,005)
2,226	Tyco International Limited	39.00	April 2014	(544,257)
3,500	Tyco International Limited	41.00	April 2014	(451,500)
2,600	Valeant Pharmaceuticals International, Inc.	105.00	April 2014	(8,892,000)
3,500	Valeant Pharmaceuticals International, Inc.	110.00	April 2014	(10,080,000)
2,049	Valeant Pharmaceuticals International, Inc.	115.00	April 2014	(5,194,215)
991	Valspar Corporation	70.00	April 2014	(309,688)
1,301	Viacom, Inc., Class ‘B’	85.00	March 2014	(201,655)
3,140	Viacom, Inc., Class ‘B’	87.50	June 2014	(706,500)
719	WR Grace & Company	92.50	June 2014	(539,250)
2,647	WR Grace & Company	95.00	March 2014	(1,005,860)
1,190	Wyndham Worldwide Corporation	75.00	May 2014	(229,075)
Total Covered Call Options Written (Premiums Received: $47,639,881)				(59,480,899)
Total Investments — 100.14% (Cost: $1,854,359,565)				2,704,349,709
Liabilities in Excess of Other Assets — (0.14)%				(3,828,313)
Net Assets — 100.00%				$2,700,521,396

(a)	At January 31, 2014, all or a portion of this security was segregated to cover collateral requirement for options.
(b)	Non-income producing security/commodity.
(c)	This security is convertible until December 15, 2025.

At January 31, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$875,762,167
Gross unrealized depreciation	(25,772,023)
Net unrealized appreciation	$849,990,144

Abbreviations used in this schedule include:

PLC	—	Public Limited Company
SPDR	—	Standard & Poor’s Depository Receipts

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	14.65%
Energy	6.26
Health Care	18.91
Industrials	9.80
Information Technology	21.60
Materials	22.21
Total U.S. Common Stocks	93.43

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

PERCENT OF NET ASSETS
International Common Stocks
Industrials	2.28%
Materials	3.20
Total International Common Stocks	5.48
Exchange Traded Fund	0.31
Investment Company	2.88
U.S. Convertible Bond
Health Care	0.24
Total U.S. Convertible Bond	0.24
Covered Call Options Written	(2.20)
Total Investments	100.14%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • January 31, 2014

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust.  The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund (which commenced operations on May 1, 2012) seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and international equity securities.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary or collectively “subsidiaries”. Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold (bullion). Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2014, the First Eagle Global Cayman Fund, Ltd. has $1,157,495,305 in net assets, representing 2.47% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2014, the First Eagle Overseas Cayman Fund, Ltd. has $241,750,968 in net assets, representing 1.71% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2014, the First Eagle U.S. Value Cayman Fund, Ltd. has $111,502,154 in net assets, representing 3.54% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2014, the First Eagle Gold Cayman Fund, Ltd. has $211,736,409 in net assets, representing 17.05% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts at the time NYSE closes (normally 4:00 p.m. E.S.T.).

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds shall be determined in good faith by or under the direction of the Board, generally acting through its designated Valuation Committee or Valuation Panel (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Funds’ valuation policies.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2014:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
U.S. Common Stocks	$15,285,909,596	$1,873,425	$—	$15,287,783,021
International Common Stocks	18,735,210,422	10,807,502	12,550,642	18,758,568,566
International Preferred Stock	141,266,422	—	—	141,266,422
Warrant	105,917,837	—	—	105,917,837
Commodity *	2,009,731,159	—	—	2,009,731,159
U.S. Corporate Bond	—	5,138,980	—	5,138,980
International Corporate Notes and Bonds	—	65,115,936	37,685,394	102,801,330
International Government Bonds	—	24,719,436	—	24,719,436
International Commercial Paper	—	4,100,516,311	—	4,100,516,311
U.S. Commercial Paper	—	6,402,511,038	—	6,402,511,038
Foreign Currency Contracts **	—	78,213,494	—	78,213,494
Total	$36,278,035,436	$10,688,896,122	$50,236,036	$47,017,167,594

Liabilities:
Foreign Currency Contracts **	$—	$22,379,162	$—	$22,379,162
Total	$—	$22,379,162	$—	$22,379,162

(a)	Level 3 securities are identified in the Schedule of Investments with the footnote (d).

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the three-month period ended January 31, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended January 31, 2014 was as follows:

	INTERNATIONAL	INTERNATIONAL
	COMMON	CORPORATE	TOTAL
	STOCKS	BONDS	VALUE
Beginning Balance - market value	$12,514,385	$38,819,641	$51,334,026
Purchases	—	—	—
Sales	—	(881,801)	(881,801)
Transfer In - Level 3	—	—	—
Transfer Out - Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	(42,794)	(42,794)
Change in Unrealized Appreciation (Depreciation)	36,257	(209,652)	(173,395)
Ending Balance - market value	$12,550,642	$37,685,394	$50,236,036
Change in unrealized gains or (losses) relating to assets still held at reporting date	$36,257	$(209,652)	$(173,395)

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)		TOTAL
Assets:†
International Common Stocks	$10,215,862,330	$3,517,403	$34,099,960		$10,253,479,693
U.S. Common Stock	20,703,233	—	—		20,703,233
International Preferred Stocks	101,516,234	—	—		101,516,234
Right	—	—	—	^	—	^
Commodity *	623,316,433	—	—		623,316,433
Term Loans	—	11,795,053	—	^	11,795,053
International Convertible Bond	—	17,549,000	—		17,549,000
International Corporate Bond	—	95,422,280	25,123,596		120,545,876
International Commercial Paper	—	1,128,077,707	—		1,128,077,707
U.S. Commercial Paper	—	1,831,952,135	—		1,831,952,135
Foreign Currency Contracts **	—	39,956,370	—		39,956,370
Total	$10,961,398,230	$3,128,269,948	$59,223,556		$14,148,891,734

Liabilities:
Foreign Currency Contracts **	$—	$11,831,546	$—		$11,831,546
Total	$—	$11,831,546	$—		$11,831,546

(a)	Level 3 securities are identified in the Schedule of Investments with the footnote (d).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
^	Fair value represents zero.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the three-month period ended January 31, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended January 31, 2014 was as follows:

	INTERNATIONAL		INTERNATIONAL
	COMMON		CORPORATE
	STOCKS	RIGHT	BONDS	TERM LOANS		TOTAL VALUE

Beginning Balance - market value	$34,181,929	$—	$25,879,761	$—	^	$60,061,690
Purchases	—	8,992	—	—		8,992
Sales	—	—	(587,867)	—		(587,867)
Transfer In - Level 3	—	—	—	—		—
Transfer Out - Level 3	—	—	—	—		—
Accrued Amortization	—	—	—	—		—
Realized Gains (Losses)	—	—	(28,300)	—		(28,300)
Change in Unrealized Appreciation (Depreciation)	(81,969)	(8,992)	(139,998)	—		(230,959)
Ending Balance - market value	$34,099,960	$—	$25,123,596	$—	^	$59,223,556
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(81,969)	$(8,992)	$(139,998)	$—		$(230,959)

^	Fair value represents zero.

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
U.S. Common Stocks	$2,077,318,949	$3,181	$—	$2,077,322,130
International Common Stocks	296,450,341	699,913	—	297,150,254
U.S. Preferred Stock	—	—	4,910,359	4,910,359
Warrant	16,467,492	—	—	16,467,492
Commodity *	135,714,191	—	—	135,714,191
International Corporate Bond	—	3,444,458	—	3,444,458
U.S. Convertible Bond	—	34,063,400	—	34,063,400
U.S. Corporate Bonds	—	32,338,969	—	32,338,969
International Commercial Paper	—	153,431,042	—	153,431,042
U.S. Commercial Paper	—	406,073,198	—	406,073,198
Total	$2,525,950,973	$630,054,161	$4,910,359	$3,160,915,493

(a)	Level 3 securities are identified in the Schedule of Investments with the footnote (d).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the three-month period ended January 31, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended January 31, 2014 was as follows:

U.S. PREFERED
STOCK
Beginning Balance - market value	$4,952,588
Purchases	—
Sales	—
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(42,229)
Ending Balance - market value	$4,910,359
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(42,229)

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)		TOTAL
Assets:†
International Common Stocks	$816,349,094	$—	$—		$816,349,094
U.S. Common Stocks	148,348,171	—	—		148,348,171
Investment Company	295,557	—	—		295,557
Warrant	—	—	—	^	—	^
Commodity *	211,513,234	—	—		211,513,234
International Convertible Bonds	—	—	26,156,250		26,156,250
U.S. Commercial Paper	—	36,576,590	—		36,576,590
Total	$1,176,506,056	$36,576,590	$26,156,250		$1,239,238,896

(a)	Level 3 securities are identified in the Schedule of Investments with the footnote (e).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
^	Fair Value represents zero.
*	Represents gold bullion.

For the three-month period ended January 31, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended January 31, 2014 was as follows:

	INTERNATIONAL
	CONVERTIBLE
	BONDS	WARRANTS		TOTAL VALUE
Beginning Balance - market value	$30,000,000	$—	^	$30,000,000
Purchases	8,237			8,237
Sales	—	—		—
Transfer In - Level 3	—	—		—
Transfer Out - Level 3	—	—		—
Accrued Amortization	—	—		—
Realized Gains (Losses)	—	—		—
Change in Unrealized Appreciation (Depreciation)	(3,851,987)	—		(3,851,987)

Ending Balance - market value	$26,156,250	$—	^	$26,156,250
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(3,851,987)	$—		$(3,851,987)

^Fair Value represents zero.

First Eagle Global Income Builder Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$97,257,413	$—	$—	$97,257,413
International Common Stocks	223,089,238	1,960,000	—	225,049,238
Closed-End Mutual Fund	1,648,445	—	—	1,648,445
Commodity *	6,135,631	—	—	6,135,631
U.S. Convertible Bond	—	3,565,750	—	3,565,750
U.S. Corporate Bonds	—	133,928,355	—	133,928,355
International Convertible Bonds	—	763,000	—	763,000
International Corporate Bonds	—	77,447,797	—	77,447,797
Term Loans	—	34,973,337	—	34,973,337
U.S. Commercial Paper	—	39,199,561	—	39,199,561
Foreign Currency Contracts **	—	788,158	—	788,158
Total	$328,130,727	$292,625,958	$—	$620,756,685

Liabilities:
Foreign Currency Contracts **	$—	$194,573	$—	$194,573
Total	$—	$194,573	$—	$194,573

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the three-month period ended January 31, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Convertible Bonds	$—	$11,293,289	$—	$11,293,289
U.S. Corporate Bonds	—	581,843,874	—	581,843,874
International Convertible Bond	—	1,907,500	—	1,907,500
International Corporate Bonds	—	239,322,494	—	239,322,494
Term Loans	—	205,858,084	—	205,858,084
U.S. Commercial Paper	—	60,635,321	—	60,635,321
Foreign Currency Contracts *	—	983,490	—	983,490
Total	$—	$1,101,844,052	$—	$1,101,844,052

†	See Schedule of Investments for additional detailed categorizations.
*	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the three-month period ended January 31, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:†
U.S. Common Stocks	$2,523,232,088	$—	$—	$2,523,232,088
International Common Stocks	147,919,978	—	—	147,919,978
Exchange-Traded Fund	8,523,988	—	—	8,523,988
Investment Company	77,663,979	—	—	77,663,979
U.S. Convertible Bond	—	6,490,575	—	6,490,575
Total	$2,757,340,033	$6,490,575	$—	$2,763,830,608

Liabilities:
Covered Call Options Written	$59,480,899	$—	$—	$59,480,899
Total	$59,480,899	$—	$—	$59,480,899

†	See Schedule of Investments for additional detailed categorizations.

For the three-month period ended January 31, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global, Overseas, Global Income Builder and High Yield Funds enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At January 31, 2014, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			GAIN OR (LOSS) DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$78,213,494	$22,379,162	$24,775,608	$98,025,223

First Eagle Overseas Fund

			GAIN OR (LOSS) DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN APPRECIATION
Foreign Currency	$39,956,370	$11,831,546	$10,154,364	$54,285,311

First Eagle Global Income Builder Fund

			GAIN OR (LOSS) DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION
Foreign Currency	$788,158	$194,573	$(697,047)	$1,404,015

First Eagle High Yield Fund

			GAIN OR (LOSS) DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN APPRECIATION
Foreign Currency	$983,490	$—	$(1,464,053)	$1,742,908

Options — In order to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to earmark assets to cover its obligations under option contracts. A call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the period ended January 31, 2014, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America had the following options transactions.

First Eagle Global Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2013	8,500	$373,861
Options written	—	—
Options assigned	—	—
Options expired/closed	(8,500)	(373,861)
Options outstanding at January 31, 2014	—	$—

As of January 31, 2014, there were no segregated securities for written options.

First Eagle U.S. Value Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2013	1,400	$61,577
Options written	—	—
Options assigned	—	—
Options expired/closed	(1,400)	(61,577)
Options outstanding at January 31, 2014	—	$—

As of January 31, 2014, there were no segregated securities for written options.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2013	165,214	$49,208,665
Options written	292,859	79,702,376
Options assigned	(19,096)	(6,428,254)
Options expired/closed	(282,643)	(74,842,906)
Options outstanding at January 31, 2014	156,334	$47,639,881

PURCHASED OPTIONS	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2013	—	$—
Options purchased	806	171,827
Options closed	(806)	(171,827)
Options outstanding at January 31, 2014	—	$—

As of January 31, 2014, portfolio securities valued at $795,375,808 were segregated to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At January 31, 2014, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Equity - Written options	$—	$373,861	$(322,861)

First Eagle U.S. Value Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Equity - Written options	$—	$61,577	$(53,177)

First Eagle Fund of America

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION
Equity - Written options	$—	$59,480,899	$(36,870,965)	$5,381,025
Equity - Purchased options	$—	$—	$8,677	$—

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: March 27, 2014

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: March 27, 2014